                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-06650

                         LORD ABBETT RESEARCH FUND, INC.
                         -------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2005
                          ---------

ITEM 1:     REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]




                                      2005
                                   SEMIANNUAL
                                     REPORT

LORD ABBETT
   AMERICA'S VALUE FUND











FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

--------------------------------------------------------------------------------
LORD ABBETT RESEARCH FUND
LORD ABBETT AMERICA'S VALUE FUND
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett America's Value Fund's strategies and performance for the six-month period ended May 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: For most of the six-month period ended May 31, 2005, the U.S. economy showed signs of healthy growth. Although investor optimism waned in April as energy prices soared and the stock market relinquished some of its previous gains, economic trends again turned more positive in May as the stock market and consumer confidence both increased.

    Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25 percent increments in December, February, March, and May, bringing the rate to 3.00 percent at the end of the six-month period ended May 31, 2005. The May 3, 2005, interest rate hike marked the eighth quarter-point increase since June 2004. (The fed funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve Board district bank to other banks needing overnight loans to meet reserve requirements.)

    Longer-term rates, however, were less obliging, actually falling over the period, albeit with considerable volatility along the way. As yields on short-term maturities declined, the bellwether 10-year Treasury note began the period at 4.35 percent, dropped below 4.00 percent briefly in early February, then rose to 4.65 percent in mid-March, before dipping again below 4.00 percent near period-end. As the difference between short-term rates and long-term rates diminished, the yield curve flattened. (The yield curve is a graphic picture of short-term interest rates versus long-term rates.)

    Meanwhile, broad stock indices finished calendar 2004 strong, but stumbled out of the gate in early 2005. The S&P 500(R) Index(1) gained 3.4 percent in December 2004, finishing calendar 2004 with a 10.9 percent gain. By the end of first quarter calendar 2005, however,

                                                                               1
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the S&P 500(R) Index had declined 2.2 percent, largely reflecting investors'
concerns that rising oil and gas prices would hurt economic growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices climbed to over $57 per barrel.

    Nonetheless, the U.S. economy continued to grow at a healthy pace during first quarter calendar 2005, and, despite rising interest rates, corporate fundamentals remained positive. Improved profitability continued to generate excess cash, strengthening corporate balance sheets, and business spending picked up.

    Elsewhere, U.S. housing starts reached their highest reported level in 21 years, and the unemployment rate remained essentially unchanged at 5.1 percent, except for a small uptick to 5.4 percent in February 2005.

    By April, investors had more to fret about than the price of oil when a warning on profits from General Motors triggered a flight out of equity and the Consumer Price Index (CPI) showed a slight upward bias. (The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) Also in April, for the third consecutive month, the Consumer Confidence Index (CCI) declined. (Based on a representative sample of 5,000 households, the CCI measures consumer confidence about current business, employment, and economic conditions, as well as their expectations for the same six months hence.) However, as the six-month period ended May 31, 2005, came to a close, the S&P 500(R) Index gained 3 percent, ending a two-month period of declines, and the CCI rebounded, virtually regaining all that was lost in April and ending the six months on a positive note.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: For the six-month period ended May 31, 2005, the Fund returned 1.8 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the S&P 500(R) Index, which returned 2.4 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 6.41 PERCENT AND SINCE INCEPTION (DECEMBER 27,
2001): 6.13 PERCENT.

2
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Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

    NOTE: Lord Abbett America's Value Fund is not a balanced fund and has the capability to adjust equity and fixed-income allocations based on relative value in the market and the investment team's proprietary fundamental research.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

EQUITY PORTION

A: Detracting from performance relative to the benchmark was an underweight position in the strong-performing healthcare sector. Also, stock selection in the consumer staples sector hurt performance. Consumer staples companies include those that produce or sell regularly consumed goods, such as food, beverages, tobacco, and household products. A grocery store chain holding suffered owing to disappointing quarterly earnings and lowered profit guidance.

    The greatest contributor to portfolio performance for the six-month period ended May 31, 2005, was stock selection within the consumer discretionary sector. The consumer discretionary sector includes stocks within the consumer durables, apparel, media, hotel, and leisure industries. A leading retail department store holding outperformed as a result of receiving a merger offer from a competitor. A direct seller of premium plastic goods also contributed strong returns as it continued to execute an operating turnaround. In addition, a global dealer in professional tools, diagnostics, and equipment performed well in response to the appointment of a new CEO and investor anticipation of an operating turnaround. Strong stock selection and an underweight position in the financials sector also aided Fund performance. An emphasis on insurance holdings had a positive affect on the portfolio. Insurance companies performed better than banks and other interest rate-sensitive financial holdings. Since

                                                                               3
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the financials sector posted overall weaker performance during this period, the
Fund's underweight position also was a positive factor.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

FIXED-INCOME PORTION

    In a volatile market, the bond component of the Fund remained focused on the identification of individual credits that offered the potential for positive total returns based on above-average income and improving trends and that were available at good relative valuations. In addition, the Fund's flexibility permitted a strategic allocation of assets as market opportunities changed, particularly in the high-yield bond market.

    High-yield bonds typically benefit from some of the same factors that drive equity market performance, including moderate economic growth, which supports the ability of the issuing companies to pay back debt. Accordingly, the post-election rally that boosted equity prices early in the six-month period also saw high-yield bond prices rise. Providing additional support in the high-yield market was investors' continued search for yield in a low interest-rate environment.

    Later, as concerns about economic growth increased and the bonds of the two largest issuers of corporate bonds (General Motors and Ford) appeared likely to be downgraded, conditions in the high-yield bond market deteriorated. Yield spreads widened, indicating a greater perception of risk. Before this trend was fully entrenched, the Fund reduced its exposure to the high-yield market by nearly half.

    For the six-month period ended May 31, 2005, high-yield bonds detracted only slightly from performance relative to the benchmark. Had the portfolio's exposure been larger, the negative effect on Fund performance might have been greater. Of those high-yield bonds remaining in the portfolio, holdings in industrial and auto parts companies detracted from performance. Contributing to performance were the credits of chemical, wireless telephone, retail, healthcare, and gaming companies.

    The portfolio's holdings in convertible securities outperformed those of the benchmark, but detracted from Fund performance overall, as investors worried about increased rate hikes from the Fed. Rising rates would hurt the bond option of these hybrid (bond/equity) securities.

4
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Among the convertible securities detracting from Fund performance were those of media and energy services companies. Adding to performance were holdings in utilities and select insurance companies, reflecting investors' renewed preference for large, stable companies exhibiting growth in profitability.

    Also adding to performance in the period were positions in high-grade investment bonds, such as mortgage-backed securities and the credits of a financial services arm of a major auto manufacturer.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, CONTACT YOUR INVESTMENT PROFESSIONAL, OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733, OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries. The index is unmanaged, does not reflect the deduction of fees or expenses, and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 through May 31, 2005).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                        EXPENSES
                                              BEGINNING     ENDING     PAID DURING
                                               ACCOUNT      ACCOUNT      PERIOD+
                                                VALUE        VALUE     -----------
                                             -----------  -----------   12/1/04 -
                                               12/1/04      5/31/05      5/31/05
                                             -----------  -----------  -----------
CLASS A
Actual                                       $  1,000.00  $  1,017.60  $      6.59
Hypothetical (5% Return Before Expenses)     $  1,000.00  $  1,018.40  $      6.59
CLASS B
Actual                                       $  1,000.00  $  1,014.60  $      9.85
Hypothetical (5% Return Before Expenses)     $  1,000.00  $  1,015.16  $      9.85
CLASS C
Actual                                       $  1,000.00  $  1,015.20  $      9.85
Hypothetical (5% Return Before Expenses)     $  1,000.00  $  1,015.16  $      9.85
CLASS P
Actual                                       $  1,000.00  $  1,017.30  $      7.09
Hypothetical (5% Return Before Expenses)     $  1,000.00  $  1,017.90  $      7.10
CLASS Y
Actual                                       $  1,000.00  $  1,019.70  $      4.83
Hypothetical (5% Return Before Expenses)     $  1,000.00  $  1,020.14  $      4.84

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.31% for Class A, 1.96% for Class B and Class C, 1.41% for Class P, and 0.96% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2005

SECTOR                        %*
Consumer Discretionary      15.61%
Consumer Staples             5.58%
Energy                       6.97%
Financials                  18.63%
Healthcare                   4.37%
Industrials                 11.09%
Information Technology       1.27%
Materials                   15.05%
Telecommunication Services   5.26%
Utilities                    9.85%
Short-Term Investments       6.32%
Total                      100.00%

* Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2005

                                                                              SHARES
INVESTMENTS                                                                    (000)             VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 94.77%

COMMON STOCKS 69.79%

AEROSPACE & DEFENSE 0.21%
Northrop Grumman Corp.                                                            31   $     1,719,519
                                                                                       ---------------
AUTO COMPONENTS 1.69%
Dana Corp.                                                                     1,043        14,134,005
                                                                                       ---------------
CHEMICALS 7.77%
Crompton Corp.                                                                   942        14,459,700
Dow Chemical Co. (The)                                                           251        11,399,493
Eastman Chemical Co.                                                             302        17,739,804
Monsanto Co.                                                                     242        13,776,900
Mosaic Co. (The)*                                                                578         7,560,240
                                                                                       ---------------
TOTAL                                                                                       64,936,137
                                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES 4.19%
R.R. Donnelley & Sons Co.                                                        536        17,835,300
ServiceMaster Co.                                                              1,320        17,162,600
                                                                                       ---------------
TOTAL                                                                                       34,997,900
                                                                                       ---------------
COMMUNICATIONS EQUIPMENT 0.73%
Avaya, Inc.*                                                                     667         6,106,161
                                                                                       ---------------
CONTAINERS & PACKAGING 0.85%
Ball Corp.                                                                       190         7,130,745
                                                                                       ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES 4.44%
PanAmSat Holding Corp.                                                           894        17,008,247
SBC Communications, Inc.                                                         859        20,081,082
                                                                                       ---------------
TOTAL                                                                                       37,089,329
                                                                                       ---------------
ELECTRIC UTILITIES 6.25%
Ameren Corp.                                                                     361        19,741,586
Northeast Utilities                                                              844        16,727,564
Puget Energy, Inc.                                                               692        15,743,000
                                                                                       ---------------
TOTAL                                                                                       52,212,150
                                                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(C0NTINUED)
MAY 31, 2005

                                                                              SHARES
INVESTMENTS                                                                    (000)             VALUE
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES 2.69%
GlobalSantaFe Corp.                                                              210   $     7,709,056
Halliburton Co.                                                                  345        14,745,300
                                                                                       ---------------
TOTAL                                                                                       22,454,356
                                                                                       ---------------
FOOD & STAPLES RETAILING 1.17%
Albertson's, Inc.                                                                467         9,796,033
                                                                                       ---------------
FOOD PRODUCTS 3.51%
Archer-Daniels-Midland Co.                                                        68         1,353,770
H.J. Heinz Co.                                                                   434        15,806,402
Kellogg Co.                                                                      268        12,177,673
                                                                                       ---------------
TOTAL                                                                                       29,337,845
                                                                                       ---------------
GAS UTILITIES 2.26%
NiSource, Inc.                                                                   785        18,913,680
                                                                                       ---------------
HOTELS, RESTAURANTS & LEISURE 1.00%
McDonald's Corp.                                                                 271         8,394,022
                                                                                       ---------------
HOUSEHOLD DURABLES 5.87%
Newell Rubbermaid, Inc.                                                          710        16,185,458
Snap-on Inc.                                                                     382        13,203,526
Tupperware Corp.                                                                 869        19,648,440
                                                                                       ---------------
TOTAL                                                                                       49,037,424
                                                                                       ---------------
INDUSTRIAL CONGLOMERATES 1.06%
Hubbell, Inc.                                                                    195         8,865,344
                                                                                       ---------------
INSURANCE 6.03%
ACE Ltd.(a)                                                                      182         7,866,040
Allstate Corp.                                                                    66         3,835,380
Lincoln National Corp.                                                           207         9,424,710
Max Re Capital Ltd.(a)                                                            64         1,423,884
PartnerRe Ltd.(a)                                                                112         7,426,268
SAFECO Corp.                                                                     223        11,978,106
XL Capital Ltd. Class A(a)                                                       112         8,423,832
                                                                                       ---------------
TOTAL                                                                                       50,378,220
                                                                                       ---------------
LEISURE EQUIPMENT & PRODUCTS 0.42%
Foot Locker, Inc.                                                                132         3,483,479
                                                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(C0NTINUED)
MAY 31, 2005

                                                                              SHARES
INVESTMENTS                                                                    (000)             VALUE
------------------------------------------------------------------------------------------------------
MACHINERY 2.32%
CNH Global N.V.(a)                                                                77   $     1,374,336
Cummins, Inc.                                                                    108         7,311,420
Ingersoll-Rand Co., Ltd. Class A(a)                                               44         3,367,335
Timken Co. (The)                                                                 312         7,334,350
                                                                                       ---------------
TOTAL                                                                                       19,387,441
                                                                                       ---------------
METALS & MINING 0.12%
Metal Management, Inc.                                                            52           958,914
                                                                                       ---------------
MULTI-LINE RETAIL 2.01%
May Department Stores Co.                                                        441        16,817,112
                                                                                       ---------------
OIL & GAS 3.09%
Chevron Corp.                                                                    277        14,897,060
EOG Resources, Inc.                                                               80         3,966,255
Kerr-McGee Corp.                                                                  95         6,994,025
                                                                                       ---------------
TOTAL                                                                                       25,857,340
                                                                                       ---------------
PAPER & FOREST PRODUCTS 3.14%
Georgia-Pacific Corp.                                                            426        14,107,698
MeadWestvaco Corp.                                                               424        12,145,980
                                                                                       ---------------
TOTAL                                                                                       26,253,678
                                                                                       ---------------
PHARMACEUTICALS 2.48%
Bristol-Myers Squibb Co.                                                         736        18,652,280
Mylan Laboratories, Inc.                                                         124         2,042,700
                                                                                       ---------------
TOTAL                                                                                       20,694,980
                                                                                       ---------------
REAL ESTATE INVESTMENT TRUSTS 3.38%
Health Care Property Investors, Inc.                                             477        12,961,473
Healthcare Realty Trust, Inc.                                                    391        15,268,554
                                                                                       ---------------
TOTAL                                                                                       28,230,027
                                                                                       ---------------
SPECIALTY RETAIL 1.21%
Limited Brands, Inc.                                                             158         3,239,775
OfficeMax, Inc.                                                                  228         6,910,695
                                                                                       ---------------
TOTAL                                                                                       10,150,470
                                                                                       ---------------
TRADING COMPANIES & DISTRIBUTORS 1.90%
Genuine Parts Co.                                                                369        15,847,944
                                                                                       ---------------
TOTAL COMMON STOCKS (Cost $532,278,836)                                                    583,184,255
                                                                                       ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(C0NTINUED)
MAY 31, 2005

                                                                                            PRINCIPAL
                                                                  INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                           RATE          DATE        (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS 3.59%

AEROSPACE & DEFENSE 0.45%
Alliant Techsystems, Inc.                                             2.75%    2/15/2024   $    1,250   $  1,350,000
Armor Holdings, Inc.                                                  2.00%    11/1/2024        2,500      2,396,875
                                                                                                        ------------
TOTAL                                                                                                      3,746,875
                                                                                                        ------------
BIOTECHNOLOGY 0.34%
Fisher Scientific Int'l., Inc.                                        2.50%    10/1/2023        2,000      2,842,500
                                                                                                        ------------
COMMERCIAL SERVICES & SUPPLIES 0.21%
DST Systems, Inc.                                                    4.125%    8/15/2023        1,500      1,745,625
                                                                                                        ------------
COMPUTERS & PERIPHERALS 0.19%
EMC Corp.                                                             4.50%     4/1/2007        1,500      1,591,875
                                                                                                        ------------
ENERGY EQUIPMENT & SERVICES 0.46%
Hanover Compressor Co.                                                4.75%    1/15/2014        4,000      3,820,000
                                                                                                        ------------
HOTELS, RESTAURANTS & LEISURE 0.48%
Hilton Hotels Corp.                                                  3.375%    4/15/2023        2,000      2,427,500
International Game Technology                                  Zero Coupon     1/29/2033        2,500      1,631,250
                                                                                                        ------------
TOTAL                                                                                                      4,058,750
                                                                                                        ------------
MACHINERY 0.30%
AGCO Corp.                                                            1.75%   12/31/2033        2,500      2,496,875
                                                                                                        ------------
MEDIA 0.23%
Liberty Media Corp. Class A                                           3.25%    3/15/2031        2,500      1,928,125
                                                                                                        ------------
METALS & MINING 0.49%
Placer Dome, Inc.(a)                                                  2.75%   10/15/2023        4,000      4,115,000
                                                                                                        ------------
PHARMACEUTICALS 0.17%
Watson Pharmaceuticals, Inc.                                          1.75%    3/15/2023        1,500      1,423,125
                                                                                                        ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.07%
Cypress Semiconductor Corp.                                           1.25%    6/15/2008          525        562,406
                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(C0NTINUED)
MAY 31, 2005

                                                                                            PRINCIPAL
                                                                  INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                           RATE          DATE        (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 0.08%
LSI Logic Corp.                                                       4.00%    5/15/2010   $      750   $    700,313
                                                                                                        ------------
SOFTWARE 0.12%
Mentor Graphics Corp.                                                6.875%    6/15/2007        1,000        980,000
                                                                                                        ------------
TOTAL CONVERTIBLE BONDS (Cost $31,703,174)                                                                30,011,469
                                                                                                        ============

                                                                                               SHARES
                                                                                                (000)
                                                                                           ----------
CONVERTIBLE PREFERRED STOCKS 2.79%

ELECTRIC UTILITIES 0.80%
CMS Energy Corp.                                                      4.50%                        70      5,145,000
FPL Group, Inc.                                                       8.00%                        25      1,536,000
                                                                                                        ------------
TOTAL                                                                                                      6,681,000
                                                                                                        ------------
FOOD & STAPLES RETAILING 0.34%
Albertson's, Inc.                                                     7.25%                       125      2,792,500
                                                                                                        ------------
INSURANCE 0.96%
Chubb Corp.                                                           7.00%                        75      2,327,250
Fortis Insurance N.V.+(a)                                             7.75%                       283      3,032,345
XL Capital Ltd.(a)                                                    6.50%                       110      2,642,200
                                                                                                        ------------
TOTAL                                                                                                      8,001,795
                                                                                                        ------------
MEDIA 0.69%
Emmis Communications Corp.                                            6.25%                        35      1,400,000
Interpublic Group of Cos., Inc.                                      5.375%                        85      3,778,250
Sinclair Broadcast Group, Inc.                                        6.00%                        15        619,500
                                                                                                        ------------
TOTAL                                                                                                      5,797,750
                                                                                                        ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,130,068)                                                     23,273,045
                                                                                                        ============

                                                                                            PRINCIPAL
                                                                                               AMOUNT
                                                                                                (000)
                                                                                           ----------
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 5.56%
Federal National Mortgage Assoc.                                      5.50%    11/1/2034   $    9,785      9,928,492
Federal National Mortgage Assoc.                                      6.00%     3/1/2033        5,000      5,149,642
Federal National Mortgage Assoc.                                      6.00%     5/1/2033        1,129      1,162,972

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(C0NTINUED)
MAY 31, 2005

                                                                                            PRINCIPAL
                                                                  INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                           RATE          DATE        (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                      6.00%     2/1/2034   $    5,000   $  5,145,260
Federal National Mortgage Assoc.                                      6.00%     8/1/2034        6,425      6,611,592
Federal National Mortgage Assoc.                                      6.00%     9/1/2034        2,967      3,052,384
Federal National Mortgage Assoc.                                      6.00%     1/1/2035       15,000     15,429,720
                                                                                                        ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (Cost $46,373,704)                                   46,480,062
                                                                                                        ============
HIGH YIELD CORPORATE BONDS 11.15%

AUTO COMPONENTS 0.13%
Cooper Standard Automotive                                           8.375%   12/15/2014        1,250      1,043,750
                                                                                                        ------------
AUTOMOBILES 0.56%
Ford Motor Credit Co.                                                7.375%   10/28/2009        4,800      4,647,374
                                                                                                        ------------
CHEMICALS 0.88%
Airgas, Inc.                                                          6.25%    7/15/2014        1,500      1,492,500
Crompton Corp.                                                       9.875%     8/1/2012        2,000      2,285,000
Equistar Chemicals L.P.                                               7.55%    2/15/2026        2,450      2,272,375
Nalco Co.                                                            8.875%   11/15/2013        1,000      1,050,000
Terra Capital, Inc.                                                  11.50%     6/1/2010          260        295,100
                                                                                                        ------------
TOTAL                                                                                                      7,394,975
                                                                                                        ------------
COMMERCIAL SERVICES & SUPPLIES 0.22%
Iron Mountain, Inc.                                                  6.625%     1/1/2016        2,000      1,820,000
                                                                                                        ------------
COMMUNICATIONS EQUIPMENT 0.25%
Lucent Technologies, Inc.                                             6.50%    1/15/2028        2,450      2,119,250
                                                                                                        ------------
CONTAINERS & PACKAGING 1.06%
Constar Int'l., Inc.                                                 11.00%    12/1/2012        1,600      1,336,000
Crown Cork & Seal, Inc.                                              7.375%   12/15/2026        3,500      3,145,625
Graham Packaging Co., Inc.+                                          9.875%   10/15/2014        1,500      1,496,250
Rayovac Corp.                                                         8.50%    10/1/2013        1,000      1,047,500
Stone Container Finance Co.(a)                                       7.375%    7/15/2014        2,000      1,865,000
                                                                                                        ------------
TOTAL                                                                                                      8,890,375
                                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES 0.47%
Cincinnati Bell, Inc.                                                8.375%    1/15/2014        2,000      1,990,000
Qwest Capital Funding, Inc.                                           7.90%    8/15/2010        2,000      1,930,000
                                                                                                        ------------
TOTAL                                                                                                      3,920,000
                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(C0NTINUED)
MAY 31, 2005

                                                                                            PRINCIPAL
                                                                  INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                           RATE          DATE        (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES 0.04%
TECO Energy, Inc.+                                                    6.75%     5/1/2015   $      325   $    333,938
                                                                                                        ------------
ENERGY EQUIPMENT & SERVICES 0.43%
Dynegy Holdings, Inc.                                                6.875%     4/1/2011        2,500      2,387,500
Hornbeck Offshore Services, Inc.                                     6.125%    12/1/2014        1,175      1,172,062
                                                                                                        ------------
TOTAL                                                                                                      3,559,562
                                                                                                        ------------
FOOD & STAPLES RETAILING 0.41%
Rite Aid Corp.                                                       8.125%     5/1/2010        1,500      1,488,750
Stater Brothers Holdings, Inc.                                       8.125%    6/15/2012        2,000      1,955,000
                                                                                                        ------------
TOTAL                                                                                                      3,443,750
                                                                                                        ------------
FOOD PRODUCTS 0.22%
Chiquita Brands Int'l., Inc.                                          7.50%    11/1/2014        1,925      1,838,375
                                                                                                        ------------
GAS UTILITIES 0.61%
El Paso Corp.                                                         7.00%    5/15/2011        5,200      5,083,000
                                                                                                        ------------
HEALTHCARE EQUIPMENT & SUPPLIES 0.10%
Accuride Corp+                                                        8.50%     2/1/2015          875        809,375
                                                                                                        ------------
HEALTHCARE PROVIDERS & SERVICES 0.79%
AmeriPath, Inc.                                                      10.50%     4/1/2013        1,000      1,015,000
DaVita, Inc.+                                                         7.25%    3/15/2015        1,500      1,515,000
National Nephrology Assoc.+                                           9.00%    11/1/2011          150        168,000
Tenet Healthcare Corp.+                                               9.25%     2/1/2015        2,500      2,587,500
Tenet Healthcare Corp.                                               9.875%     7/1/2014        1,250      1,350,000
                                                                                                        ------------
TOTAL                                                                                                      6,635,500
                                                                                                        ------------
HOTELS, RESTAURANTS & LEISURE 0.75%
Hard Rock Hotel, Inc.                                                8.875%     6/1/2013        1,000      1,082,500
LCE Acquisition Corp.+                                                9.00%     8/1/2014        1,250      1,218,750
River Rock Entertainment                                              9.75%    11/1/2011        1,700      1,872,125
Wynn Las Vegas LLC/Capital Corp.+                                    6.625%    12/1/2014        2,150      2,064,000
                                                                                                        ------------
TOTAL                                                                                                      6,237,375
                                                                                                        ------------
HOUSEHOLD DURABLES 0.07%
Fedders North America, Inc.                                          9.875%     3/1/2014        1,000        595,000
                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(C0NTINUED)
MAY 31, 2005

                                                                                            PRINCIPAL
                                                                  INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                           RATE          DATE        (000)          VALUE
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES 0.37%
Allied Waste North America, Inc.                                     6.125%    2/15/2014   $    2,500   $  2,300,000
Park-Ohio Industries, Inc.+                                          8.375%   11/15/2014        1,000        830,000
                                                                                                        ------------
TOTAL                                                                                                      3,130,000
                                                                                                        ------------
INTERNET SOFTWARE & SERVICES 0.10%
Affinia Group, Inc.+                                                  9.00%   11/30/2014        1,000        825,000
                                                                                                        ------------
MEDIA 0.85%
Century Communications Corp.(b)                                       9.50%     3/1/2005        1,000      1,020,000
Gaylord Entertainment Co.                                             8.00%   11/15/2013        2,875      2,997,188
General Motors Corp.                                                  7.20%    1/15/2011        1,000        860,774
Mediacom Communications Corp.                                         9.50%    1/15/2013        2,250      2,244,375
                                                                                                        ------------
TOTAL                                                                                                      7,122,337
                                                                                                        ------------
METALS & MINING 0.37%
Allegheny Ludlum Corp.                                                6.95%   12/15/2025        2,000      1,872,500
Novelis, Inc.+(a)                                                     7.25%    2/15/2015        1,250      1,231,250
                                                                                                        ------------
TOTAL                                                                                                      3,103,750
                                                                                                        ------------
OIL & GAS 0.38%
EXCO Resources, Inc.                                                  7.25%    1/15/2011        1,500      1,470,000
Foundation PA Coal Co.                                                7.25%     8/1/2014        1,000      1,035,000
Kerr-McGee Corp.                                                      6.95%     7/1/2024          675        685,666
                                                                                                        ------------
TOTAL                                                                                                      3,190,666
                                                                                                        ------------
PAPER & FOREST PRODUCTS 0.53%
Boise Cascade, LLC+                                                  7.125%   10/15/2014        1,000        957,500
Bowater, Inc.                                                         6.50%    6/15/2013        2,175      2,066,250
Buckeye Technologies, Inc.                                            8.00%   10/15/2010        1,500      1,432,500
                                                                                                        ------------
TOTAL                                                                                                      4,456,250
                                                                                                        ------------
PHARMACEUTICALS 0.55%
Jean Coutu Group(PJC), Inc. (The)(a)                                  8.50%     8/1/2014        1,200      1,173,000
Warner Chilcott Corp.+                                                8.75%     2/1/2015        3,500      3,395,000
                                                                                                        ------------
TOTAL                                                                                                      4,568,000
                                                                                                        ------------
REAL ESTATE 0.47%
Host Marriott L.P.+                                                  6.375%    3/15/2015        4,000      3,930,000
                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(C0NCLUDED)
MAY 31, 2005

                                                                                            PRINCIPAL
                                                                  INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                           RATE          DATE        (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL 0.38%
Elizabeth Arden, Inc.                                                 7.75%    1/15/2014   $    1,500   $    1,556,250
INVISTA+                                                              9.25%     5/1/2012        1,500        1,636,875
                                                                                                        --------------
TOTAL                                                                                                        3,193,125
                                                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES 0.16%
Nextel Partners, Inc.                                                8.125%     7/1/2011        1,200        1,311,000
                                                                                                        --------------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $94,454,261)                                                         93,201,727
                                                                                                        ==============
U.S. TREASURY OBLIGATIONS 1.89%
U.S. Treasury Note                                                   4.375%    5/15/2007        8,500        8,628,834
U.S. Treasury Note                                                    5.00%    2/15/2011        6,750        7,171,349
                                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,758,451)                                                          15,800,183
                                                                                                        ==============
TOTAL LONG-TERM INVESTMENTS (Cost $742,698,494)                                                            791,950,741
                                                                                                        ==============
SHORT-TERM INVESTMENT 6.39%

REPURCHASE AGREEMENT 6.39%
Repurchase Agreement dated 5/31/2005,
2.46% due 6/1/2005 with State Street
Bank & Trust Co. collateralized by
$55,565,000 of Federal Home Loan
Mortgage Corp. at 3.875% due 6/15/2008;
value: $54,475,905; proceeds: $53,407,527
(Cost $53,403,878)                                                                             53,404       53,403,878
                                                                                                        ==============
TOTAL INVESTMENTS IN SECURITIES 101.16% (Cost $796,102,372)                                                845,354,619
                                                                                                        ==============
LIABILITIES IN EXCESS OF OTHER ASSETS (1.16%)                                                               (9,713,874)
                                                                                                        ==============
NET ASSETS 100.00%                                                                                      $  835,640,745
                                                                                                        ==============

 *   Non-income producing security.
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(a)  Foreign security traded in U.S. Dollars.
(b)  Defaulted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2005

ASSETS:
   Investment in securities, at value (cost $796,102,372)                     $   845,354,619
   Receivables:
     Interest and dividends                                                         4,153,155
     Investment securities sold                                                       337,162
     Capital shares sold                                                            5,518,375
   Prepaid expenses and other assets                                                   90,524
---------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                   855,453,835
---------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                               17,830,066
     Capital shares reacquired                                                      1,072,822
     Management fee                                                                   498,644
     12b-1 distribution fees                                                          279,751
     Fund administration                                                               26,629
     Directors' fees                                                                   17,529
   Accrued expenses and other liabilities                                              87,649
---------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                               19,813,090
=============================================================================================
NET ASSETS                                                                    $   835,640,745
=============================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $   780,606,887
Undistributed net investment income                                                 2,742,905
Accumulated net realized gain on investments                                        3,038,706
Net unrealized appreciation on investments                                         49,252,247
---------------------------------------------------------------------------------------------
NET ASSETS                                                                    $   835,640,745
=============================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                $   724,138,423
Class B Shares                                                                $    46,120,591
Class C Shares                                                                $    63,417,104
Class P Shares                                                                $       955,832
Class Y Shares                                                                $     1,008,795
OUTSTANDING SHARES BY CLASS:
Class A Shares (200 million shares of common stock
 authorized, par value $.001)                                                      60,087,019
Class B Shares (30 million shares of common stock authorized,
 par value $.001)                                                                   3,851,987
Class C Shares (20 million shares of common stock authorized,
 par value $.001)                                                                   5,291,257
Class P Shares (20 million shares of common stock authorized,
 par value $.001)                                                                      79,123
Class Y Shares (30 million shares of common stock authorized,
 par value $.001)                                                                      83,329
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                $         12.05
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                               $         12.79
Class B Shares-Net asset value                                                $         11.97
Class C Shares-Net asset value                                                $         11.99
Class P Shares-Net asset value                                                $         12.08
Class Y Shares-Net asset value                                                $         12.11
=============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2005

INVESTMENT INCOME:
Dividends                                                                     $     8,212,680
Interest                                                                            4,827,091
Foreign withholding tax                                                                (2,890)
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            13,036,881
---------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                      2,525,634
12b-1 distribution plan-Class A                                                     1,033,085
12b-1 distribution plan-Class B                                                       189,789
12b-1 distribution plan-Class C                                                       245,676
12b-1 distribution plan-Class P                                                         1,425
Shareholder servicing                                                                 438,201
Professional                                                                           14,810
Reports to shareholders                                                                52,416
Fund administration                                                                   134,700
Custody                                                                                28,763
Directors' fees                                                                        21,274
Registration                                                                           23,012
Other                                                                                   3,680
---------------------------------------------------------------------------------------------
Gross expenses                                                                      4,712,465
   Expense reductions (See Note 7)                                                     (6,975)
---------------------------------------------------------------------------------------------
NET EXPENSES                                                                        4,705,490
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               8,331,391
=============================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                             3,050,694
Net change in unrealized appreciation (depreciation)
 on investments                                                                      (508,414)
=============================================================================================
NET REALIZED AND UNREALIZED GAIN                                                    2,542,280
=============================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $    10,873,671
=============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX MONTHS
                                                                         ENDED MAY 31, 2005    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                          (UNAUDITED)     NOVEMBER 30, 2004
OPERATIONS:
Net investment income                                                    $        8,331,391    $        7,931,900
Net realized gain (loss) on investments                                           3,050,694             4,309,414
Net change in unrealized appreciation (depreciation) on investments                (508,414)           42,043,396
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             10,873,671            54,284,710
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                       (8,939,224)           (4,319,651)
   Class B                                                                         (442,455)             (220,980)
   Class C                                                                         (558,265)             (173,278)
   Class P                                                                           (8,456)               (2,172)
   Class Y                                                                          (14,540)                  (30)
Net realized gain
   Class A                                                                       (2,781,089)                    -
   Class B                                                                         (175,195)                    -
   Class C                                                                         (194,771)                    -
   Class P                                                                           (2,250)                    -
   Class Y                                                                           (3,853)                    -
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                             (13,120,098)           (4,716,111)
=================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                               357,591,696           322,799,116
Reinvestment of distributions                                                    12,542,672             4,543,239
Cost of shares reacquired                                                       (29,205,795)          (23,284,752)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                              340,928,573           304,057,603
=================================================================================================================
NET INCREASE IN NET ASSETS                                                      338,682,146           353,626,202
=================================================================================================================
NET ASSETS:
Beginning of year                                                               496,958,599           143,332,397
-----------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $      835,640,745    $      496,958,599
=================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $        2,742,905    $        4,374,454
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
                                                            (UNAUDITED)             2004          2003        11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                        $     12.12          $    10.29    $     9.45    $       10.00
                                                            ===========          ==========    ==========    =============
  Unrealized appreciation on investments                                                                               .01
                                                                                                             -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 27, 2001                                                     $       10.01
                                                                                                             =============
Investment operations:
  Net investment income(b)                                          .15                 .32           .31              .29
  Net realized and unrealized gain (loss)                           .06                1.74           .79             (.80)
                                                            -----------          ----------    ----------    -------------
    Total from investment operations                                .21                2.06          1.10             (.51)
                                                            -----------          ----------    ----------    -------------
Distributions to shareholders from:
  Net investment income                                            (.21)               (.23)         (.26)            (.05)
  Net realized gain                                                (.07)                  -             -                -
                                                            -----------          ----------    ----------    -------------
    Total distributions                                            (.28)               (.23)         (.26)            (.05)
                                                            -----------          ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD                              $     12.05          $    12.12    $    10.29    $        9.45
                                                            ===========          ==========    ==========    =============
Total Return(c)                                                                                                        .10%(d)(e)
Total Return(c)                                                    1.76%(d)           20.29%        11.97%           (5.10)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed               .66%(d)            1.35%         1.35%            1.29%(d)
  Expenses, excluding reductions and expenses assumed               .66%(d)            1.35%         1.46%            2.25%(d)
  Net investment income                                            1.27%(d)            2.84%         3.24%            2.99%(d)

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
SUPPLEMENTAL DATA:                                          (UNAUDITED)             2004          2003        11/30/2002
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                           $   724,138          $  439,703    $  128,030    $      21,467
  Portfolio turnover rate                                         19.25%              21.81%        28.71%           33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
                                                            (UNAUDITED)             2004          2003        11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                        $     12.03          $    10.23    $     9.40    $       10.00
                                                            ===========          ==========    ==========    =============
  Unrealized appreciation on investments                                                                               .01
                                                                                                             -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 27, 2001                                                     $       10.01
                                                                                                             =============
Investment operations:
  Net investment income(b)                                          .11                 .25           .25              .24
  Net realized and unrealized gain (loss)                           .06                1.72           .79             (.81)
                                                            -----------          ----------    ----------    -------------
    Total from investment operations                                .17                1.97          1.04             (.57)
                                                            -----------          ----------    ----------    -------------
Distributions to shareholders from:
  Net investment income                                            (.16)               (.17)         (.21)            (.04)
  Net realized gain                                                (.07)                  -             -                -
                                                            -----------          ----------    ----------    -------------
    Total distributions                                            (.23)               (.17)         (.21)            (.04)
                                                            -----------          ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD                              $     11.97          $    12.03    $    10.23    $        9.40
                                                            ===========          ==========    ==========    =============
Total Return(c)                                                                                                        .10%(d)(e)
Total Return(c)                                                    1.46%(d)           19.50%        11.35%           (5.69)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed               .98%(d)            1.99%         1.99%            1.85%(d)
  Expenses, excluding reductions and expenses assumed               .98%(d)            1.99%         2.10%            2.81%(d)
  Net investment income                                             .95%(d)            2.20%         2.60%            2.43%(d)

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
SUPPLEMENTAL DATA:                                          (UNAUDITED)             2004          2003        11/30/2002
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                           $    46,121          $   27,634    $    9,398    $       2,283
  Portfolio turnover rate                                         19.25%              21.81%        28.71%           33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
                                                            (UNAUDITED)             2004          2003        11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                        $     12.05          $    10.25    $     9.41    $       10.00
                                                            ===========          ==========    ==========    =============
  Unrealized appreciation on investments                                                                               .01
                                                                                                             -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 27, 2001                                                     $       10.01
                                                                                                             =============
Investment operations:
  Net investment income(b)                                          .11                 .25           .24              .24
  Net realized and unrealized gain (loss)                           .07                1.73           .80             (.79)
                                                            -----------          ----------    ----------    -------------
    Total from investment operations                                .18                1.98          1.04             (.55)
                                                            -----------          ----------    ----------    -------------
Distributions to shareholders from:
  Net investment income                                            (.17)               (.18)         (.20)            (.05)
  Net realized gain                                                (.07)                  -             -                -
                                                            -----------          ----------    ----------    -------------
    Total distributions                                            (.24)               (.18)         (.20)            (.05)
                                                            -----------          ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD                              $     11.99          $    12.05    $    10.25    $        9.41
                                                            ===========          ==========    ==========    =============
Total Return(c)                                                                                                        .10%(d)(e)
Total Return(c)                                                    1.52%(d)           19.50%        11.27%           (5.54)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed               .98%(d)            1.99%         1.99%            1.85%(d)
  Expenses, excluding reductions and expenses assumed               .98%(d)            1.99%         2.10%            2.81%(d)
  Net investment income                                             .95%(d)            2.20%         2.60%            2.43%(d)

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
SUPPLEMENTAL DATA:                                          (UNAUDITED)             2004          2003        11/30/2002
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                           $    63,417          $   28,696    $    5,902    $       2,538
  Portfolio turnover rate                                         19.25%              21.81%        28.71%           33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
                                                            (UNAUDITED)             2004          2003        11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                        $     12.15          $    10.31    $     9.45    $       10.00
                                                            ===========          ==========    ==========    =============
  Unrealized appreciation on investments                                                                               .01
                                                                                                             -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 27, 2001                                                     $       10.01
                                                                                                             =============
Investment operations:
  Net investment income(b)                                          .15                 .31           .31              .28
  Net realized and unrealized gain (loss)                           .05                1.75           .80             (.80)
                                                            -----------          ----------    ----------    -------------
    Total from investment operations                                .20                2.06          1.11             (.52)
                                                            -----------          ----------    ----------    -------------
Distributions to shareholders from:
  Net investment income                                            (.20)               (.22)         (.25)            (.04)
  Net realized gain                                                (.07)                  -             -                -
                                                            -----------          ----------    ----------    -------------
    Total distributions                                            (.27)               (.22)         (.25)            (.04)
                                                            -----------          ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD                              $     12.08          $    12.15    $    10.31    $        9.45
                                                            ===========          ==========    ==========    =============
Total Return(c)                                                                                                        .10%(d)(e)
Total Return(c)                                                    1.73%(d)           20.21%        12.03%           (5.20)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed               .70%(d)            1.44%         1.44%            1.35%(d)
  Expenses, excluding reductions and expenses assumed               .70%(d)            1.44%         1.55%            2.31%(d)
  Net investment income                                            1.23%(d)            2.75%         3.15%            2.93%(d)

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
SUPPLEMENTAL DATA:                                          (UNAUDITED)             2004          2003        11/30/2002
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                           $       956          $      286    $        1    $           1
  Portfolio turnover rate                                         19.25%              21.81%        28.71%           33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
                                                            (UNAUDITED)             2004          2003        11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                        $     12.18          $    10.33    $     9.47    $       10.00
                                                            ===========          ==========    ==========    =============
  Unrealized appreciation on investments                                                                               .01
                                                                                                             -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 27, 2001                                                     $       10.01
                                                                                                             =============
Investment operations:
  Net investment income(b)                                          .17                 .45           .34              .32
  Net realized and unrealized gain (loss)                           .06                1.66           .80             (.80)
                                                            -----------          ----------    ----------    -------------
    Total from investment operations                                .23                2.11          1.14             (.48)
                                                            -----------          ----------    ----------    -------------
Distributions to shareholders from:
  Net investment income                                            (.23)               (.26)         (.28)            (.06)
  Net realized gain                                                (.07)                  -             -                -
                                                            -----------          ----------    ----------    -------------
    Total distributions                                            (.30)               (.26)         (.28)            (.06)
                                                            -----------          ----------    ----------    -------------
NET ASSET VALUE, END OF PERIOD                              $     12.11          $    12.18    $    10.33    $        9.47
                                                            ===========          ==========    ==========    =============
Total Return(c)                                                                                                        .10%(d)(e)
Total Return(c)                                                    1.97%(d)           20.72%        12.47%           (4.83)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and expenses assumed               .48%(d)            1.09%          .99%+            .93%(d)
  Expenses, excluding reductions and expenses assumed               .48%(d)            1.09%         1.10%+           1.89%(d)
  Net investment income                                            1.45%(d)            3.74%         3.60%+           3.35%(d)

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED 11/30        12/19/2001(a)
                                                             5/31/2005           ------------------------         TO
SUPPLEMENTAL DATA:                                          (UNAUDITED)             2004          2003        11/30/2002
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                           $     1,009          $      640    $        1    $           1
  Portfolio turnover rate                                         19.25%              21.81%        28.71%           33.71%

 +   The ratios have been determined on a Fund basis.
(a) Commencement of investment operations was 12/19/2001; SEC effective date and date shares first became available to the public was 12/27/2001.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Total return for the period 12/19/2001 through 12/26/2001.
(f)  Total return for the period 12/27/2001 through 11/30/2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds - Lord Abbett America's Value Fund (the "Fund").

The Fund's investment objective is to seek current income and capital appreciation. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A           CLASS B          CLASS C          CLASS P
----------------------------------------------------------------------------------
Service                    .25%              .25%             .25%             .20%
Distribution               .10%(1)           .75%             .75%             .25%

(1) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees as of May 31, 2005 was $16,990. This amount will continue to be amortized by the Fund, generally over a two-year period. The amount of CDSC collected during the six months ended May 31, 2005 was $4,925.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2005:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
-------------------------------
$  1,631,751       $  8,586,342

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return on capital.

The tax character of distributions paid during the six months ended May 31, 2005 and for the fiscal year ended November 30, 2004 are as follows:

                                         5/31/2005
                                       (UNAUDITED)       11/30/2004
-------------------------------------------------------------------
Distributions paid from:
Ordinary income                       $  11,255,534   $   4,716,111
Net long-term capital gains               1,864,564               -
-------------------------------------------------------------------
   Total distributions                $  13,120,098   $   4,716,111
===================================================================

As of May 31, 2005, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                              $ 796,295,186
---------------------------------------------------
Gross unrealized gain                    63,039,743
Gross unrealized loss                   (13,980,310)
---------------------------------------------------
   Net unrealized security gain       $  49,059,433
===================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2005 are as follows:

NON-U.S. GOVERNMENT             NON-U.S. GOVERNMENT
          PURCHASES                           SALES
---------------------------------------------------
     $  447,970,708                  $  122,827,079

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2005.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' Fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period December 1, 2004 to December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At May 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2005.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting, and recordkeeping functions relating to portfiolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities which present increased market, liquidity, currency, political and other risks.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

                                                      SIX MONTHS ENDED                          YEAR ENDED
                                              MAY 31, 2005 (UNAUDITED)                   NOVEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
                                              SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                               24,820,923    $  298,553,923        25,253,127    $  283,249,547
Reinvestment of distributions                950,120        11,418,410           387,401         4,226,860
Shares reacquired                         (1,970,292)      (23,635,250)       (1,793,329)      (20,052,279)
----------------------------------------------------------------------------------------------------------
Increase                                  23,800,751    $  286,337,083        23,847,199    $  267,424,128
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                1,740,749    $   20,834,515         1,534,015    $   17,186,378
Reinvestment of distributions                 46,462           555,534            18,238           197,962
Shares reacquired                           (231,791)       (2,749,927)         (173,932)       (1,933,208)
----------------------------------------------------------------------------------------------------------
Increase                                   1,555,420    $   18,640,122         1,378,321    $   15,451,132
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                3,086,583    $   37,008,846         1,910,302    $   21,488,685
Reinvestment of distributions                 45,073           539,632            10,622           116,218
Shares reacquired                           (221,643)       (2,640,066)         (115,422)       (1,276,917)
----------------------------------------------------------------------------------------------------------
Increase                                   2,910,013    $   34,908,412         1,805,502    $   20,327,986
----------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                   64,786    $      778,820            24,815    $      274,503
Reinvestment of distributions                    889            10,705               194             2,171
Shares reacquired                            (10,050)         (120,625)           (1,625)          (18,003)
----------------------------------------------------------------------------------------------------------
Increase                                      55,625    $      668,900            23,384    $      258,671
----------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                   34,201    $      415,592            52,806    $      600,003
Reinvestment of distributions                  1,524            18,391                 3                28
Shares reacquired                             (4,961)          (59,927)             (359)           (4,345)
----------------------------------------------------------------------------------------------------------
Increase                                      30,764    $      374,056            52,450    $      595,686
----------------------------------------------------------------------------------------------------------

12.  SUBSEQUENT EVENT

Lord Abbett Income Strategy Fund, a new series of Lord Abbett Investment Trust, commenced operations on June 29, 2005. The Fund is an Underlying Fund of Lord Abbett Income Strategy Fund.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by
(i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACT

At a meeting on December 9, 2004, the Board, including all Directors who are not interested persons of the Funds, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations as to the Fund are discussed below.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and one-year periods and for the period since inception (December 27, 2001). The Board also noted that the performance was above that of the Lipper Equity Income Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were the same as the medians of the peer group. The Board also noted that the total expense ratio of Class A was approximately five basis points above the median of the peer group, that the total expense ratios of Classes B and C were approximately two basis points below the median, that the total expense ratio of Class P was approximately twenty-four basis points above the median, and the total expense ratio of Class Y was approximately five basis points above the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]


   This report when not used for the general
information of shareholders of the Fund, is to
be distributed only if preceded or accompanied                  Lord Abbett Research Fund, Inc.
         by a current Fund Prospectus.                                Lord Abbett America's Value Fund

Lord Abbett Mutual Fund shares are distributed by:                                                                      LAAMF-3-0505
           LORD ABBETT DISTRIBUTOR LLC                                                                                       (07/05)

[LORD ABBETT LOGO]



                                      2005
                                   SEMIANNUAL
                                     REPORT



LORD ABBETT
   GROWTH OPPORTUNITIES FUND















FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

--------------------------------------------------------------------------------
LORD ABBETT RESEARCH FUND
LORD ABBETT GROWTH OPPORTUNITIES FUND
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Growth Opportunities Fund's strategies and performance for the six-month period ended May 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: For most of the six-month period ended May 31, 2005, the U.S. economy showed signs of healthy growth. Although investor optimism waned in April, as energy prices soared and the stock market relinquished some of its previous gains, economic trends again turned more positive in May as both the stock market and consumer confidence increased.

     More important, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate by increments of 0.25 percent in December, February, March, and May, bringing the rate to 3.00 percent at the end of the six-month period ended May 31, 2005. (The fed funds rate is the rate charged by a Federal Reserve district bank to banks needing overnight loans to meet reserve requirements.) The May 3, 2005, interest rate hike marked the eighth quarter-point increase since June 2004.

     Broad stock indices finished calendar 2004 strong, but stumbled out of the gate in early 2005. The S&P 500(R) Index(1) gained 3.4 percent in December 2004, finishing calendar 2004 with a gain of 10.9 percent. However, by the end of first quarter calendar 2005, the S&P 500(R) Index had declined 2.2 percent, largely reflecting investors' concerns that rising oil and gas prices would hurt economic growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices rose to more than $57 per barrel.

     Nonetheless, the U.S. economy continued to grow at a healthy pace during first quarter calendar 2005, and, despite rising interest rates, corporate fundamentals remained positive. Improved profitability continued to generate excess cash, strengthening corporate balance sheets, and business spending picked up.

     Elsewhere, U.S. housing starts reached their highest reported level in 21 years, and

--------------------------------------------------------------------------------

the unemployment rate remained essentially unchanged at 5.1 percent, except for a small uptick to 5.4 percent in February 2005.

     By April, investors had more to fret about than the price of oil when a warning on profits from General Motors triggered a flight out of equity and the Consumer Price Index (CPI) showed a slight upward bias. (The CPI is a commonly used measure of inflation, that reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) Also in April, for the third consecutive month, the Consumer Confidence Index (CCI) declined. (Based on a representative sample of 5,000 households, the CCI measures consumer confidence about current business, employment, and economic conditions, as well as their expectations for the next six months.) However, as the six-month period ended May 31, 2005, came to a close, the S&P 500(R) Index gained 3 percent, ending a two-month period of declines, and the CCI rebounded, virtually regaining all that was lost in April and ending the six months on a positive note.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: For the six-month period ended May 31, 2005, the Fund returned 2.6 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell Midcap(R) Growth Index,(2) which returned 4.6 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF MAY 31, 2005, ARE: 1 YEAR: 1.34 PERCENT, 5 YEARS: -1.21 PERCENT, AND SINCE INCEPTION (AUGUST 1, 1995): 10.39 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

--------------------------------------------------------------------------------

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the technology sector was the most significant detractor to Fund performance relative to the benchmark for the six-month period ended May 31, 2005. A New Jersey-based telecommunications equipment company, which supplies voice-over Internet protocol equipment for Internet telephone communications, underperformed as a result of missing its first quarter 2005 financial projections. Another technology holding, a provider of barcode scanning and radio frequency identification equipment, also disappointed based on fundamentals. Furthermore, the portfolio was hurt when fear of industry pricing pressure caused a distributor of information technology equipment to underperform. In addition, stock selection and an overweight position in the materials and processing sector took away from Fund performance. A company that specializes in providing telecommunications infrastructure services to regional Bell operating companies and cable companies gave poor forward revenue and earnings guidance when it recently reported its fiscal third quarter 2005 results. The Fund also was negatively affected when a supplier of graphite electrodes to steel manufacturers was unsuccessful in managing price increases during a period of worldwide improved steel demand. The greatest positive contributor to Fund performance relative to the benchmark was stock selection in the utilities sector. An affiliate of a major wireless services provider that focuses on offering cell phone services in rural markets outperformed as a result of high demand for wireless services and the company's competitive technology advantages. Stock selection in the auto and transportation sector also aided relative performance. The best performing holding in that sector was a provider of logistical support for transporting merchandise worldwide. The company helps facilitate international trade while offering its clients freight forwarding, customs brokerage, and warehousing services.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

--------------------------------------------------------------------------------

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVE, RISKS, CHARGES, AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, CONTACT YOUR INVESTMENT PROFESSIONAL, OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733, OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance; this popular index includes a representative sample of leading companies in leading industries.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

Indices are unmanaged, do not reflect the deductions of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 through May 31, 2005).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT    PAID DURING
                                                VALUE         VALUE       PERIOD+
                                                -----         -----       -------
                                                                         12/1/04 -
                                               12/1/04       5/31/05      5/31/05
                                               -------       -------      -------
CLASS A
Actual                                       $  1,000.00   $  1,026.00   $    7.83
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,017.20   $    7.79
CLASS B
Actual                                       $  1,000.00   $  1,022.70   $   11.09
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,013.96   $   11.04
CLASS C
Actual                                       $  1,000.00   $  1,022.70   $   11.09
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,013.96   $   11.04
CLASS P
Actual                                       $  1,000.00   $  1,025.50   $    8.33
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,016.70   $    8.30
CLASS Y
Actual                                       $  1,000.00   $  1,028.20   $    6.07
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,018.95   $    6.04

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.55% for Class A, 2.20% for Class B and Class C, 1.65% for Class P, and 1.20% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2005

SECTOR                        %*
Auto & Transportation        2.52%
Consumer Discretionary      26.60%
Consumer Staples             1.43%
Financial Services          10.85%
Healthcare                  20.06%
Materials & Processing       7.25%
Other                        1.46%
Other Energy                 5.62%
Producer Durables            4.40%
Technology                  15.64%
Utilities                    2.43%
Short-Term Investments       1.74%
Total                      100.00%

* Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2005

                                                                                                                        VALUE
INVESTMENTS                                                                                             SHARES          (000)
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 97.74%

AEROSPACE 0.63%
Rockwell Collins, Inc.                                                                                 103,200   $      5,097
                                                                                                                 ------------

AGRICULTURE, FISHING & RANCHING 1.18%
Monsanto Co.                                                                                           169,100          9,639
                                                                                                                 ------------

BANKS 0.35%
Lazard Ltd. Class A*(a)                                                                                133,000          2,879
                                                                                                                 ------------

BANKS: OUTSIDE NEW YORK CITY 2.76%
Investors Financial Services Corp.                                                                     238,600          9,900
North Fork Bancorp, Inc.                                                                               368,900         10,056
SVB Financial Group*                                                                                    52,600          2,512
                                                                                                                 ------------
TOTAL                                                                                                                  22,468
                                                                                                                 ------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 4.78%
Celgene Corp.*                                                                                          97,800          4,141
Cephalon, Inc.*                                                                                        103,600          4,395
Genzyme Corp.*                                                                                         175,500         10,949
Invitrogen Corp.*                                                                                      206,700         16,398
OSI Pharmaceuticals, Inc.*                                                                              82,300          3,059
                                                                                                                 ------------
TOTAL                                                                                                                  38,942
                                                                                                                 ------------

CABLE TELEVISION SERVICES 0.87%
EchoStar
Communications Corp.
Class A                                                                                                242,400          7,085
                                                                                                                 ------------

CHEMICALS 2.32%
Ecolab Inc.                                                                                            216,900          7,012
Rohm & Haas Co.                                                                                        254,800         11,887
                                                                                                                 ------------
TOTAL                                                                                                                  18,899
                                                                                                                 ------------

COMMERCIAL INFORMATION SERVICES 0.35%
Ask Jeeves, Inc.*                                                                                       92,700          2,819
                                                                                                                 ------------

COMMUNICATIONS TECHNOLOGY 4.64%
Avaya Inc.*                                                                                            752,600   $      6,886
Comverse Technology, Inc.*                                                                             232,900          5,480
Juniper Networks, Inc.*                                                                                418,800         10,738
Lucent Technologies, Inc.*                                                                             761,700          2,141
McAfee, Inc.*                                                                                          146,700          4,207
Symbol Technologies, Inc.                                                                              382,300          4,400
Tibco Software, Inc.*                                                                                  617,800          3,917
                                                                                                                 ------------
TOTAL                                                                                                                  37,769
                                                                                                                 ------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS 7.66%
Amdocs Ltd.*(a)                                                                                        396,500         10,805
CACI Int'l., Inc. Class A*                                                                             234,300         15,103
Cognos, Inc.*(a)                                                                                       131,500          4,965
Computer Sciences Corp.*                                                                               218,400         10,114
Hyperion Solutions Corp.*                                                                              155,900          6,880
Informatica Corp.*                                                                                     589,100          5,055
Salesforce.com, Inc.*                                                                                  247,200          5,003
VERITAS Software Corp.*                                                                                180,300          4,484
                                                                                                                 ------------
TOTAL                                                                                                                  62,409
                                                                                                                 ------------

CONSUMER ELECTRONICS 2.30%
CNET Networks, Inc.*                                                                                   297,600          3,089
Take-Two Interactive Software, Inc.*                                                                   277,050          7,137
VeriSign Inc.*                                                                                         263,400          8,521
                                                                                                                 ------------
TOTAL                                                                                                                  18,747
                                                                                                                 ------------

COSMETICS 0.82%
Nu Skin Enterprises, Inc.
Class A                                                                                                294,900          6,662
                                                                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES 1.52%
CIT Group, Inc.                                                                                        291,400         12,361
                                                                                                                 ------------

DIVERSIFIED PRODUCTION 1.08%
Danaher Corp.                                                                                          159,500          8,793
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2005

                                                                                                                        VALUE
INVESTMENTS                                                                                             SHARES          (000)
-----------------------------------------------------------------------------------------------------------------------------
DRUG & GROCERY STORE CHAINS 0.68%
Safeway, Inc.*                                                                                         251,900   $      5,544
                                                                                                                 ------------

DRUGS & PHARMACEUTICALS 5.12%
Barr Pharmaceuticals, Inc.*                                                                             92,100          4,681
Endo Pharmaceuticals Holdings, Inc.*                                                                   360,000          7,308
Eyetech Pharmaceuticals, Inc.*                                                                          23,800            305
IVAX Corp.*                                                                                            315,250          6,195
Medicines Co. (The)*                                                                                    96,800          2,124
QLT, Inc.*(a)                                                                                          481,400          4,992
Sepracor Inc.*                                                                                          89,400          5,432
Teva Pharmaceutical Industries Ltd. ADR                                                                320,000         10,678
                                                                                                                 ------------
TOTAL                                                                                                                  41,715
                                                                                                                 ------------

EDUCATION SERVICES 1.71%
Corinthian Colleges, Inc.*                                                                             417,700          6,457
Education Management Corp.*                                                                            231,300          7,506
                                                                                                                 ------------
TOTAL                                                                                                                  13,963
                                                                                                                 ------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 3.26%
Broadcom Corp.*                                                                                        222,900          7,911
Linear Technology Corp.                                                                                128,600          4,819
Microchip Technology, Inc.                                                                             251,800          7,463
Xilinx, Inc.                                                                                           228,700          6,346
                                                                                                                 ------------
TOTAL                                                                                                                  26,539
                                                                                                                 ------------

ENGINEERING & CONTRACTING SERVICES 2.25%
Dycom Industries, Inc.*                                                                                296,600          5,825
Jacobs Engineering Group, Inc.*                                                                        238,400         12,535
                                                                                                                 ------------
TOTAL                                                                                                                  18,360
                                                                                                                 ------------

FERTILIZERS 0.60%
Potash Corp. of Saskatchewan, Inc.(a)                                                                   53,900          4,873
                                                                                                                 ------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.43%
Alliance Data Systems Corp.*                                                                           308,800   $     11,648
                                                                                                                 ------------

FINANCIAL MISCELLANEOUS 2.13%
CapitalSource, Inc.*                                                                                   311,900          5,951
Providian Financial Corp.*                                                                             638,800         11,384
                                                                                                                 ------------
TOTAL                                                                                                                  17,335
                                                                                                                 ------------

FOODS 0.74%
Ralcorp Holdings, Inc.                                                                                 157,940          6,024
                                                                                                                 ------------

HEALTH & PERSONAL CARE 1.99%
Lincare Holdings, Inc.*                                                                                213,400          9,381
Omnicare, Inc.                                                                                         178,200          6,829
                                                                                                                 ------------
TOTAL                                                                                                                  16,210
                                                                                                                 ------------

HEALTHCARE FACILITIES 1.29%
DaVita, Inc.*                                                                                          227,900         10,497
                                                                                                                 ------------

HEALTHCARE MANAGEMENT SERVICES 4.49%
Caremark Rx, Inc.*                                                                                     149,500          6,677
Cerner Corp.*                                                                                           71,100          4,646
Community Health Systems, Inc.*                                                                        418,100         15,206
PacifiCare Health System, Inc.*                                                                        159,300         10,009
                                                                                                                 ------------
TOTAL                                                                                                                  36,538
                                                                                                                 ------------

HOTEL/MOTEL 1.34%
Hilton Hotels Corp.                                                                                    451,300         10,935
                                                                                                                 ------------

INVESTMENT MANAGEMENT COMPANIES 0.84%
Affiliated Managers Group, Inc.*                                                                       103,050          6,873
                                                                                                                 ------------

LEISURE TIME 2.24%
Penn National Gaming, Inc.*                                                                            271,600          8,846
Royal Caribbean Cruises Ltd.                                                                           204,100          9,411
                                                                                                                 ------------
TOTAL                                                                                                                  18,257
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2005

                                                                                                                        VALUE
INVESTMENTS                                                                                             SHARES          (000)
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 4.88%
Cooper Cameron Corp.*                                                                                  111,700   $      6,603
Halliburton Co.                                                                                        325,500         13,912
Noble Corp.                                                                                            131,600          7,451
Weatherford Int'l., Ltd.*                                                                              224,500         11,802
                                                                                                                 ------------
TOTAL                                                                                                                  39,768
                                                                                                                 ------------

MANUFACTURING 1.74%
Ingersoll-Rand Co., Ltd.
Class A(a)                                                                                             182,800         14,151
                                                                                                                 ------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.24%
Boston Scientific Corp.*                                                                               165,400          4,481
C.R. Bard, Inc.                                                                                         81,900          5,589
                                                                                                                 ------------
TOTAL                                                                                                                  10,070
                                                                                                                 ------------

MEDICAL SERVICES 1.06%
Covance Inc.*                                                                                          196,800          8,592
                                                                                                                 ------------

METAL FABRICATING 0.85%
Timken Co. (The)                                                                                       295,000          6,933
                                                                                                                 ------------

MULTI-SECTOR COMPANIES 1.45%
ITT Industries, Inc.                                                                                   124,400         11,818
                                                                                                                 ------------

OIL: CRUDE PRODUCERS 0.71%
XTO Energy, Inc.                                                                                       185,400          5,770
                                                                                                                 ------------

POLLUTION CONTROL AND ENVIRONMENTAL SERVICES 0.94%
Headwaters, Inc.*                                                                                      230,874          7,637
                                                                                                                 ------------

RADIO & TV BROADCASTERS 2.00%
Univision Communications, Inc.
Class A*                                                                                               288,600          7,680
Westwood One, Inc.                                                                                     435,800          8,650
                                                                                                                 ------------
TOTAL                                                                                                                  16,330
                                                                                                                 ------------

RENTAL & LEASING SERVICES: COMMERCIAL 0.95%
United Rentals, Inc.*                                                                                  387,300   $      7,777
                                                                                                                 ------------

RESTAURANTS 1.78%
Cheesecake Factory, Inc. (The)*                                                                        177,000          6,250
Panera Bread Co. Class A*                                                                              130,800          8,266
                                                                                                                 ------------
TOTAL                                                                                                                  14,516
                                                                                                                 ------------

RETAIL 7.99%
Advance Auto Parts, Inc.*                                                                              185,300         10,983
American Eagle Outfitters, Inc.                                                                        148,300          4,197
Dollar General Corp.                                                                                   484,700          9,505
Dollar Tree Stores, Inc.*                                                                              177,600          4,404
Fisher Scientific Int'l., Inc.*                                                                        195,900         12,236
Linens 'n Things, Inc.*                                                                                 83,010          2,023
MSC Industrial Direct Co., Inc. Class A                                                                396,400         12,340
PETCO Animal Supplies, Inc.*                                                                           312,250          9,396
                                                                                                                 ------------
TOTAL                                                                                                                  65,084
                                                                                                                 ------------

SECURITIES BROKERAGE & SERVICES 0.81%
Legg Mason, Inc.                                                                                        79,900          6,566
                                                                                                                 ------------

SERVICES: COMMERCIAL 4.28%
IAC/InterActive Corp.*                                                                                 429,923         10,533
Iron Mountain, Inc.*                                                                                   234,250          6,723
Monster Worldwide Inc.*                                                                                359,700          9,489
Robert Half Int'l., Inc.                                                                               326,400          8,140
                                                                                                                 ------------
TOTAL                                                                                                                  34,885
                                                                                                                 ------------

SHIPPING 1.15%
UTI Worldwide, Inc.(a)                                                                                 126,800          9,352
                                                                                                                 ------------

TRUCKERS 1.36%
Heartland Express, Inc.                                                                                233,550          4,682
Landstar System, Inc.*                                                                                 188,700          6,367
                                                                                                                 ------------
TOTAL                                                                                                                  11,049
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MAY 31, 2005
                                                                                                                        VALUE
INVESTMENTS                                                                                             SHARES          (000)
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES: CABLE TV & RADIO 0.88%
Cablevision Systems Corp.
Class A*                                                                                               281,500   $      7,201
                                                                                                                 ------------

UTILITIES: TELECOMMUNICATIONS 1.54%
Nextel Partners, Inc.
Class A*                                                                                               526,800         12,512
                                                                                                                 ------------

WHOLESALERS 0.76%
Prestige Brands Holdings, Inc.*                                                                        365,900          6,220
                                                                                                                 ------------

TOTAL COMMON STOCKS
(Cost $695,374,896)                                                                                                   796,111
                                                                                                                 ============

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT          VALUE
INVESTMENTS                                                                                              (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.73%

REPURCHASE AGREEMENT 1.73%
Repurchase Agreement dated 5/31/2005, 2.46% due 6/1/2005 with State Street Bank & Trust Co.
collateralized by $14,690,000 of Federal Home Loan Mortgage Corp. at 3.875% due 6/15/2008;
value: $14,402,071; proceeds: $14,118,989
(Cost $14,118,025)                                                                                $     14,118   $     14,118
                                                                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES 99.47%
(Cost $709,492,921)                                                                                                   810,229
                                                                                                                 ============

OTHER ASSETS IN EXCESS OF LIABILITIES 0.53%                                                                             4,347
                                                                                                                 ------------

NET ASSETS 100.00%                                                                                               $    814,576
                                                                                                                 ============

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2005

ASSETS:
   Investment in securities, at value (Cost $709,492,921)                                $ 810,229,320
   Receivables:
     Interest and dividends                                                                    312,665
     Investment securities sold                                                              7,963,954
     Capital shares sold                                                                     1,119,978
     From advisor                                                                               30,687
   Prepaid expenses and other assets                                                            99,965
------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                            819,756,569
------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                         2,989,807
     Capital shares reacquired                                                                 856,368
     Management fee                                                                            542,575
     12b-1 distribution fees                                                                   330,719
     Fund administration                                                                        27,244
     Directors' fees                                                                            20,842
   Accrued expenses and other liabilities                                                      412,723
------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                         5,180,278
======================================================================================================
NET ASSETS                                                                               $ 814,576,291
======================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                          $ 737,024,291
Distributions in excess of net investment income                                            (6,535,276)
Accumulated net realized loss on investments                                               (16,649,123)
Net unrealized appreciation on investments                                                 100,736,399
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 814,576,291
======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                           $ 609,025,486
Class B Shares                                                                           $ 104,179,311
Class C Shares                                                                           $  80,310,324
Class P Shares                                                                           $  14,367,104
Class Y Shares                                                                           $   6,694,066
OUTSTANDING SHARES BY CLASS:
Class A Shares (50 million shares of common stock authorized, $.001 par value)              30,897,390
Class B Shares (30 million shares of common stock authorized, $.001 par value)               5,497,190
Class C Shares (20 million shares of common stock authorized, $.001 par value)               4,238,437
Class P Shares (20 million shares of common stock authorized, $.001 par value)                 727,733
Class Y Shares (30 million shares of common stock authorized, $.001 par value)                 333,619
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                           $       19.71
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                          $       20.91
Class B Shares-Net asset value                                                           $       18.95
Class C Shares-Net asset value                                                           $       18.95
Class P Shares-Net asset value                                                           $       19.74
Class Y Shares-Net asset value                                                           $       20.07
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2005

INVESTMENT INCOME:
Dividends                                                                                $   1,990,740
Interest                                                                                       154,997
Securities lending-net                                                                          10,608
Foreign withholding tax                                                                        (10,493)
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                      2,145,852
------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                               3,273,933
12b-1 distribution plan-Class A                                                              1,144,046
12b-1 distribution plan-Class B                                                                524,236
12b-1 distribution plan-Class C                                                                416,335
12b-1 distribution plan-Class P                                                                 31,401
Shareholder servicing                                                                        1,287,581
Professional                                                                                    26,421
Reports to shareholders                                                                        102,182
Fund administration                                                                            163,697
Custody                                                                                         19,681
Directors' fees                                                                                 24,113
Registration                                                                                    30,592
Other                                                                                           16,518
------------------------------------------------------------------------------------------------------
Gross expenses                                                                               7,060,736
   Expense reductions (See note 7)                                                              (6,136)
   Expenses assumed by advisor (See note 3)                                                   (103,825)
------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                 6,950,775
------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                         (4,804,923)
======================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                                     37,681,032
Net change in unrealized appreciation (depreciation) on investments                        (12,461,151)
======================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                            25,219,881
======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  20,414,958
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX MONTHS
                                                                      ENDED MAY 31, 2005    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                       (UNAUDITED)     NOVEMBER 30, 2004
OPERATIONS:
Net investment loss                                                        $  (4,804,923)        $ (10,030,735)
Net realized gain (loss) on investments                                       37,681,032            57,652,736
Net change in unrealized appreciation (depreciation) on investments          (12,461,151)            4,466,639
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          20,414,958            52,088,640
==============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             86,012,693           282,046,048
Cost of shares reacquired                                                    (94,729,220)         (142,535,623)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                            (8,716,527)          139,510,425
==============================================================================================================
NET INCREASE IN NET ASSETS                                                    11,698,431           191,599,065
==============================================================================================================
NET ASSETS:
Beginning of period                                                          802,877,860           611,278,795
--------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                              $ 814,576,291         $ 802,877,860
==============================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                           $  (6,535,276)        $  (1,730,353)
==============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED                                   YEAR ENDED 11/30
                                            5/31/2005         -----------------------------------------------------------------
                                           (UNAUDITED)           2004          2003          2002          2001          2000
PER SHARE OPERATING PERFORMANCE
 (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     19.21        $   17.88     $   14.42     $   17.47     $   19.17     $   18.89
                                           ===========        =========     =========     =========     =========     =========

Investment operations:

  Net investment loss(a)                          (.10)            (.23)         (.24)         (.23)         (.28)         (.25)

  Net realized and
    unrealized gain (loss)                         .60             1.56          3.70         (2.82)        (1.42)          .73
                                           -----------        ---------     ---------     ---------     ---------     ---------

    Total from investment
      operations                                   .50             1.33          3.46         (3.05)        (1.70)          .48
                                           -----------        ---------     ---------     ---------     ---------     ---------

Distributions to
  shareholders from:

  Net investment income                              -                -             -             -             -          (.01)

  Net realized gain                                  -                -             -             -             -          (.19)
                                           -----------        ---------     ---------     ---------     ---------     ---------

    Total distributions                              -                -             -             -             -          (.20)
                                           -----------        ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD             $     19.71        $   19.21     $   17.88     $   14.42     $   17.47     $   19.17
                                           ===========        =========     =========     =========     =========     =========

Total Return(b)                                   2.60%(d)         7.44%        23.99%       (17.46)%       (8.87)%        2.55%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including reductions
    and expenses assumed                           .78%(d)         1.73%         1.85%         1.80%         1.72%         1.49%

  Expenses, excluding reductions
    and expenses assumed                           .79%(d)         1.73%         1.85%         1.80%         1.72%         1.61%

  Net investment loss                             (.51)%(d)       (1.27)%       (1.53)%       (1.48)%       (1.48)%       (1.18)%

                                           SIX MONTHS
                                              ENDED                                   YEAR ENDED 11/30
                                            5/31/2005         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)           2004          2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $   609,026        $ 594,524     $ 430,991     $ 250,380     $ 213,580     $ 175,077

  Portfolio turnover rate                        36.98%           90.23%        78.58%        97.63%       101.15%       112.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                                   YEAR ENDED 11/30
                                            5/31/2005         -----------------------------------------------------------------
                                           (UNAUDITED)           2004          2003          2002          2001          2000
PER SHARE OPERATING PERFORMANCE
 (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     18.53        $   17.35     $   14.08     $   17.16     $   18.95     $   18.78
                                           ===========        =========     =========     =========     =========     =========

Investment operations:

  Net investment loss(a)                          (.16)            (.33)         (.32)         (.32)         (.39)         (.39)

  Net realized and
    unrealized gain (loss)                         .58             1.51          3.59         (2.76)        (1.40)          .75
                                           -----------        ---------     ---------     ---------     ---------     ---------

    Total from investment
      operations                                   .42             1.18          3.27         (3.08)        (1.79)          .36
                                           -----------        ---------     ---------     ---------     ---------     ---------

Distributions to
  shareholders from:

  Net realized gain                                  -                -             -             -             -          (.19)
                                           -----------        ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD             $     18.95        $   18.53     $   17.35     $   14.08     $   17.16     $   18.95
                                           ===========        =========     =========     =========     =========     =========

Total Return(b)                                   2.27%(d)         6.80%        23.22%       (17.95)%       (9.45)%        1.96%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including reductions
    and expenses assumed                          1.09%(d)         2.30%         2.44%         2.43%         2.35%         2.11%

  Expenses, excluding reductions
    and expenses assumed                          1.10%(d)         2.30%         2.44%         2.43%         2.35%         2.23%

  Net investment income loss                      (.84)%(d)       (1.84)%       (2.12)%       (2.10)%       (2.11)%       (1.82)%

                                           SIX MONTHS
                                              ENDED                                   YEAR ENDED 11/30
                                            5/31/2005         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)           2004          2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $   104,179        $ 104,282     $  94,561     $  66,623     $  69,738     $  65,510

  Portfolio turnover rate                        36.98%           90.23%        78.58%        97.63%       101.15%       112.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                                   YEAR ENDED 11/30
                                            5/31/2005         -----------------------------------------------------------------
                                           (UNAUDITED)           2004          2003          2002          2001          2000
PER SHARE OPERATING PERFORMANCE
 (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     18.53        $   17.34     $   14.08     $   17.15     $   18.94     $   18.76
                                           ===========        =========     =========     =========     =========     =========

Investment operations:

  Net investment loss(a)                          (.16)            (.33)         (.32)         (.32)         (.39)         (.38)

  Net realized and
    unrealized gain (loss)                         .58             1.52          3.58         (2.75)        (1.40)          .75
                                           -----------        ---------     ---------     ---------     ---------     ---------

    Total from investment
      operations                                   .42             1.19          3.26         (3.07)        (1.79)          .37
                                           -----------        ---------     ---------     ---------     ---------     ---------

Distributions to
  shareholders from:

  Net realized gain                                  -                -             -             -             -          (.19)
                                           -----------        ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD             $     18.95        $   18.53     $   17.34     $   14.08     $   17.15     $   18.94
                                           ===========        =========     =========     =========     =========     =========

Total Return(b)                                   2.27%(d)         6.86%        23.15%       (17.90)%       (9.45)%        1.96%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including reductions
    and expenses assumed                          1.09%(d)         2.30%         2.44%         2.42%         2.37%         2.11%

  Expenses, excluding reductions
    and expenses assumed                          1.10%(d)         2.30%         2.44%         2.42%         2.37%         2.23%

  Net investment loss                             (.84)%(d)       (1.84)%       (2.12)%       (2.09)%       (2.14)%       (1.81)%

                                           SIX MONTHS
                                              ENDED                                   YEAR ENDED 11/30
                                            5/31/2005         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)           2004          2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)         $    80,310        $  85,666     $  79,415     $  55,115     $  52,272     $  49,656

   Portfolio turnover rate                       36.98%           90.23%        78.58%        97.63%       101.15%       112.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                             YEAR ENDED 11/30                    8/15/2000(c)
                                            5/31/2005         ---------------------------------------------------        TO
                                           (UNAUDITED)           2004          2003          2002          2001       11/30/00
PER SHARE OPERATING PERFORMANCE
 (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     19.25        $   17.92     $   14.47     $   17.53     $   19.23     $   21.48
                                           ===========        =========     =========     =========     =========     =========

Investment operations:

  Net investment loss(a)                          (.11)            (.24)         (.25)         (.24)         (.28)         (.09)

  Net realized and
    unrealized gain (loss)                         .60             1.57          3.70         (2.82)        (1.42)        (2.16)
                                           -----------        ---------     ---------     ---------     ---------     ---------

    Total from investment
      operations                                   .49             1.33          3.45         (3.06)        (1.70)        (2.25)
                                           -----------        ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD             $     19.74        $   19.25     $   17.92     $   14.47     $   17.53     $   19.23
                                           ===========        =========     =========     =========     =========     =========

Total Return(b)                                   2.55%(d)         7.42%        23.84%       (17.46)%       (8.84)%      (10.47)%(d)

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including reductions
    and expenses assumed                           .81%(d)         1.77%         1.89%         1.88%         1.80%          .45%(d)

  Expenses, excluding reductions
    and expenses assumed                           .82%(d)         1.77%         1.89%         1.88%         1.80%          .49%(d)

  Net investment loss                             (.56)%(d)       (1.31)%       (1.57)%       (1.55)%       (1.52)%        (.44)%(d)

                                           SIX MONTHS
                                              ENDED                             YEAR ENDED 11/30                    8/15/2000(c)
                                            5/31/2005         ---------------------------------------------------        TO
SUPPLEMENTAL DATA:                         (UNAUDITED)           2004          2003          2002          2001       11/30/00
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    14,367        $  12,094     $   6,310     $   1,620     $     294     $      44

  Portfolio turnover rate                        36.98%           90.23%        78.58%        97.63%       101.15%       112.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                           SIX MONTHS
                                              ENDED                                   YEAR ENDED 11/30
                                            5/31/2005         -----------------------------------------------------------------
                                           (UNAUDITED)           2004          2003          2002          2001          2000
PER SHARE OPERATING PERFORMANCE
 (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     19.52        $   18.09     $   14.56     $   17.60     $   19.26     $   18.94
                                           ===========        =========     =========     =========     =========     =========

Investment operations:

  Net investment loss(a)                          (.07)            (.15)         (.20)         (.19)         (.23)         (.14)

  Net realized and
    unrealized gain (loss)                         .62             1.58          3.73         (2.85)        (1.43)          .69
                                           -----------        ---------     ---------     ---------     ---------     ---------

    Total from investment
      operations                                   .55             1.43          3.53         (3.04)        (1.66)          .55
                                           -----------        ---------     ---------     ---------     ---------     ---------

Distributions to
  shareholders from:

  Net investment income                              -                -             -             -             -          (.04)

  Net realized gain                                  -                -             -             -             -          (.19)
                                           -----------        ---------     ---------     ---------     ---------     ---------

    Total distributions                              -                -             -             -             -          (.23)
                                           -----------        ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD             $     20.07        $   19.52     $   18.09     $   14.56     $   17.60     $   19.26
                                           ===========        =========     =========     =========     =========     =========

Total Return(b)                                   2.82%(d)         7.90%        24.24%       (17.27)%       (8.62)%        2.89%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including reductions
    and expenses assumed                           .59%(d)         1.37%         1.44%+        1.43%         1.35%         1.11%

  Expenses, excluding reductions
    and expenses assumed                           .60%(d)         1.37%         1.44%+        1.43%         1.35%         1.23%

  Net investment loss                             (.34)%(d)        (.80)%       (1.12)%+      (1.10)%       (1.10)%        (.66)%

                                           SIX MONTHS
                                              ENDED                                   YEAR ENDED 11/30
                                            5/31/2005         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)           2004          2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     6,694        $   6,312     $       2     $       2     $       2     $       2

  Portfolio turnover rate                        36.98%           90.23%        78.58%        97.63%       101.15%       112.57%

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds - Lord Abbett Growth Opportunities Fund (the "Fund").

The Fund's investment objective is capital appreciation. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. At their October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, the Fund's securities lending program.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion            .80%
Next $1 billion             .75%
Next $1 billion             .70%
Over $3 billion             .65%

For the fiscal year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that each class' net annual operating expenses do not exceed the following annual rates:

CLASS        % OF AVERAGE DAILY NET ASSETS
------------------------------------------
A                         1.55%
B                         2.20%
C                         2.20%
P                         1.65%
Y                         1.20%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A           CLASS B          CLASS C          CLASS P
----------------------------------------------------------------------------------
Service                    .25%              .25%             .25%             .20%
Distribution               .10%(1)           .75%             .75%             .25%

(1) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of these distribution fees as of May 31, 2005 was $43,487. This amount will continue to be amortized by the Fund, generally over a two-year period. The amount of CDSC collected by the Fund during the six months ended May 31, 2005 was $3,612.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2005:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$ 280,735          $ 1,515,677

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

As of September 30, 2004, for the Fund's tax year end, the capital loss carryforwards, along with the related expiration dates were as follows:

   2010           2011          TOTAL
-----------------------------------------
$ 6,359,244   $ 61,156,878   $ 67,516,122

As of May 31, 2005, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $  712,583,694
------------------------------------------------
Gross unrealized gain                116,267,167
Gross unrealized loss                (18,621,541)
------------------------------------------------
   Net unrealized security gain   $   97,645,626
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005 are as follows:

PURCHASES          SALES
--------------------------------
$ 296,913,170      $ 322,474,823

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2005.

In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $4,546 for the six months ended May 31, 2005, which is netted against Securities Lending Income on the Statement of Operations. As of May 31, 2005, there no securites on loan.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' Fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period December 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At May 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2005.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

Transactions in shares of beneficial interest are as follows:

                                    SIX MONTHS ENDED                          YEAR ENDED
                            MAY 31, 2005 (UNAUDITED)                   NOVEMBER 30, 2004
----------------------------------------------------------------------------------------
                             SHARES           AMOUNT             SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold               3,132,584    $  61,787,867         12,164,999    $ 220,802,534
Shares reacquired        (3,183,429)     (62,833,491)        (5,326,989)     (96,399,497)
----------------------------------------------------------------------------------------
Increase/(decrease)         (50,845)   $  (1,045,624)         6,838,010    $ 124,403,037
----------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                 475,436    $   9,022,131          1,285,543    $  22,707,457
Shares reacquired          (606,214)     (11,522,656)        (1,108,736)     (19,465,289)
----------------------------------------------------------------------------------------
Increase/(decrease)        (130,778)   $  (2,500,525)           176,807    $   3,242,168
----------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                 450,498    $   8,555,948          1,328,073    $  23,460,896
Shares reacquired          (836,056)     (15,895,901)        (1,283,399)     (22,441,443)
----------------------------------------------------------------------------------------
Increase/(decrease)        (385,558)   $  (7,339,953)            44,674    $   1,019,453
----------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                 284,697    $   5,628,906            474,588    $   8,501,829
Shares reacquired          (185,207)      (3,671,764)          (198,431)      (3,602,630)
----------------------------------------------------------------------------------------
Increase                     99,490    $   1,957,142            276,157    $   4,899,199
----------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                  50,459    $   1,017,841            357,143    $   6,573,332
Shares reacquired           (40,177)        (805,408)           (33,919)        (626,764)
----------------------------------------------------------------------------------------
Increase                     10,282    $     212,433            323,224    $   5,946,568
----------------------------------------------------------------------------------------

12. SUBSEQUENT EVENT

Lord Abbett World Growth & Income Strategy Fund, a new series of Lord Abbett Investment Trust, commenced operations on June 29, 2005. The Fund is an Underlying Fund of Lord Abbett World Growth & Income Strategy Fund.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by
(i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACT

At a meeting on December 9, 2004, the Board, including all Directors who are not interested persons of the Funds, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations as to the Fund are discussed below.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund ranked in the fourth quintile in the nine-month, one-year, and three-year periods and in the second quintile in the five-year period. The Board also noted that the performance was below that of the Lipper Mid-Cap Growth Index in the nine-month, one-year, and three-year periods, but above that of the Index in the five-year period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. Lord Abbett was attempting to add additional resources to the investment personnel in the growth area, particularly focused on large-capitalization and mid-capitalization stocks.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately two basis points above the median of the peer group and the actual management and administrative services fees were approximately six basis points above the median of the peer group. The Board also noted that the total expense ratio of Class A was approximately twenty-one basis points above the median of the peer group, the total expense ratios of Classes B and C were approximately seven basis points above the median of the peer group, the total expense ratio of Class P was approximately seven basis points above the median, and the total expense ratio of Class Y was approximately eighteen basis points above the median. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size. The Board noted that the management fees of the Fund had been reduced in early 2004. The Board also noted that Lord Abbett proposed to implement a total expense cap for the Fund that would reduce the total expense ratio of Class A to 1.55%, the total expense ratios of Classes B and C to 2.20%, the total expense ratio of Class P to 1.65%, and the total expense ratio of Class Y to 1.20%. The Board noted that with the cap the total expense ratio of Class A would be approximately ten basis points above the median of the peer group, the total expense ratios of Classes B, C, and P would be approximately the same as the median of the peer group, and the total expense ratio of Class Y would be approximately eleven basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]

     This report when not used for the general
  information of shareholders of the Fund, is to
  be distributed only if preceded or accompanied
           by a current Fund Prospectus.              Lord Abbett Research Fund, Inc.
                                                            Lord Abbett Growth Opportunities Fund
Lord Abbett Mutual Fund shares are distributed by:                                                  LAGOF-3-0505
            LORD ABBETT DISTRIBUTOR LLC                                                                  (07/05)

[LORD ABBETT LOGO]

2005
SEMIANNUAL
  REPORT

LORD ABBETT
   LARGE-CAP CORE FUND
   SMALL-CAP VALUE FUND


FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

--------------------------------------------------------------------------------
LORD ABBETT RESEARCH FUND --
LORD ABBETT LARGE-CAP CORE FUND AND LORD ABBETT SMALL-CAP VALUE FUND
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Large-Cap Core Fund's and Lord Abbett Small-Cap Value Fund's strategies and performance for the six-month period ended May 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: For most of the six-month period ended May 31, 2005, the U.S. economy showed signs of healthy growth. Although investor optimism waned in April as energy prices soared and the stock market relinquished some of its previous gains, economic trends again turned more positive in May as both the stock market and consumer confidence increased.

     Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25 percent increments in December, February, March, and May, bringing the rate to 3.00 percent at the end of the six-month period ended May 31, 2005. (The fed funds rate is the rate charged by a Federal Reserve district bank to banks needing overnight loans to meet reserve requirements.) The May 3, 2005, interest rate hike marked the eighth quarter-point increase since June 2004.

     Broad stock indices finished calendar year 2004 strong, but stumbled out of the gate in early 2005. The S&P 500(R) Index(1) gained 3.4 percent in December 2004, finishing calendar year 2004 with a 10.9 percent gain. By the end of first quarter calendar 2005, however, the S&P 500(R) Index had declined 2.2 percent, largely reflecting investors' concerns that rising oil and gas prices would hurt economic growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices climbed to over $57 per barrel.

     Nonetheless, the U.S. economy continued to grow at a healthy pace during first quarter calendar 2005, and, despite rising interest rates, corporate fundamentals remained positive. Improved profitability continued to generate excess

--------------------------------------------------------------------------------

cash, strengthening corporate balance sheets, and business spending picked up.

     Elsewhere, U.S. housing starts reached their highest reported level in 21 years, and the unemployment rate remained essentially unchanged at 5.1 percent, except for a small uptick to 5.4 percent in February 2005.

     By April, investors had more to fret about than the price of oil when a warning on profits from General Motors triggered a flight out of equity and the Consumer Price Index (CPI) showed a slight upward bias. (The CPI is a commonly used measure of inflation, that reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) Also in April, for the third consecutive month, the Consumer Confidence Index (CCI) declined. (Based on a representative sample of 5,000 households, the CCI measures consumer confidence about current business, employment, and economic conditions, as well as their expectations for the same six months hence.) However, as the six-month period ended May 31, 2005, the S&P 500(R) Index gained 3 percent, ending a two-month period of declines, and the CCI rebounded, virtually regaining all that was lost in April, ending the six months on a positive note.

LORD ABBETT LARGE-CAP CORE FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: For the six-month period ended May 31, 2005, the Fund returned -0.03 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000(R) Index,(2) which returned 3.3 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF MAY 31, 2005, ARE: 1 YEAR: 1.22 PERCENT, 5 YEARS: 2.46 PERCENT, AND 10 YEARS: 10.24 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest detractor to Fund performance relative to the benchmark for

--------------------------------------------------------------------------------

the six-month period ended May 31, 2005, was stock selection in the producer durables sector. Producer durables include industrials and capital goods used in the production of other goods, such as industrial buildings, machinery, and equipment. A specialty machinery manufacturer underperformed owing to higher energy costs and a slowdown in orders. A machinery manufacturer underperformed owing to expectations of a moderation in final demand in 2005 and higher material costs. A semiconductor testing equipment company and a technology and business services company were hurt by lower-than-expected corporate spending on technology-related capital goods throughout first quarter calendar 2005. An overweight position and stock selection in the materials and processing sector also hurt Fund performance. A producer of paper, packaging, and forest products and an aluminum products producer performed poorly because of slowing demand and higher costs in first quarter calendar 2005 as energy prices rose. A steel manufacturer disappointed as a result of slowing demand and higher raw material costs. A gold company disappointed because of overall declining gold prices between December 2004 and February 2005. Performance of holdings in these sectors tends to be closely tied to the current health of the general U.S. economy.

     Stock selection within the auto and transportation sector was the largest positive contributor to performance relative to the benchmark. Three railroads outperformed as volume and pricing in the railroad industry remained strong. An overweight position and stock selection in the strong-performing healthcare sector also aided performance. A biotechnology company developing a cancer drug outperformed after releasing better-than-expected results in phase three drug testing trials. Three drug industry holdings performed well, as demand for drugs remained steady and a slowing economy shifted investor focus to less economically sensitive stocks. Also, a large healthcare company that provides medical devices, pharmaceuticals, and biotechnology to aid in the treatment of complex diseases, such as hemophilia, cancer, immune disorders, and kidney disease, was a strong performing holding because of its competitive product portfolio in its market segment. In addition, a company that designs and develops cardiovascular medical products reported solid returns.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT SMALL-CAP VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2005?

A: For the six-month period ended May 31, 2005, the Fund returned -0.2 percent,

--------------------------------------------------------------------------------

reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000(R) Value Index,(3) which returned -1.1 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF MAY 31, 2005, ARE: 1 YEAR: 8.60 PERCENT, 5 YEARS: 14.85 PERCENT, AND SINCE INCEPTION (DECEMBER 13, 1995): 14.97 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the producer durables sector was the greatest contributor to the Fund's outperformance relative to its benchmark for the six-month period ended May 31, 2005. Producer durables include industrials and capital goods used in the production of other goods, such as industrial buildings, machinery, and equipment. A provider of equipment and software to electric, gas, and water utilities was the best sector performer for the six-month period. The company benefited from public utility commission increases in budgets for utilities to upgrade utility meters and automated meter reading systems. In addition, three aerospace equipment manufacturing holdings reported gains. An overweight position and stock selection in the other energy sector also aided Fund performance relative to the benchmark. As oil demand continued to increase and oil prices rose, two oil producing companies outperformed, as did two oil services holdings and a natural gas company.

     The largest detractor to Fund performance for the six-month period ended May 31, 2005, was stock selection in the materials and processing sector. The Fund was negatively affected when a supplier of graphite electrodes to steel manufacturers was unsuccessful in managing price increases during a period of worldwide improved steel demand. A manufacturer of materials for beverages and other products disappointed owing to the company's inability to offset the rising costs of energy and raw materials. The Fund's underweight position in

--------------------------------------------------------------------------------

utilities also took away from performance relative to the benchmark as utilities outperformed.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, CONTACT YOUR INVESTMENT PROFESSIONAL, OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733, OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance; this popular index includes a representative sample of leading companies in leading industries.

(2) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index.

(3) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative funds' performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 through May 31, 2005).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/04 - 5/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

LARGE-CAP CORE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING     ENDING     EXPENSES
                                               ACCOUNT      ACCOUNT   PAID DURING
                                                VALUE        VALUE      PERIOD+
                                              ---------     -------   -----------
                                                                       12/1/04 -
                                               12/1/04      5/31/05     5/31/05
                                              ---------     -------   -----------
CLASS A
Actual                                       $  1,000.00  $   999.70   $   6.48
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,018.45   $   6.54
CLASS B
Actual                                       $  1,000.00  $   996.30   $   9.70
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,015.21   $   9.80
CLASS C
Actual                                       $  1,000.00  $   996.40   $   9.70
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,015.21   $   9.80
CLASS P
Actual                                       $  1,000.00  $   999.40   $   6.98
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,017.95   $   7.05
CLASS Y
Actual                                       $  1,000.00  $ 1,001.30   $   4.74
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,020.19   $   4.79

+    For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.40% for Class P, and 0.95% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2005

SECTOR                          %*
Consumer Discretionary         7.10%
Consumer Staples              10.06%
Energy                         7.12%
Financials                    11.51%
Healthcare                    23.28%
Industrials                   15.33%
Information Technology        10.52%
Materials                      7.56%
Telecommunication Services     2.71%
Utilities                      0.71%
Short-Term Investments         4.10%
Total                        100.00%

*    Represents percent of total investments.

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING     ENDING     EXPENSES
                                               ACCOUNT      ACCOUNT   PAID DURING
                                                VALUE        VALUE      PERIOD+
                                              ---------    --------   -----------
                                                                       12/1/04 -
                                               12/1/04     5/31/05      5/31/05
                                              ---------    --------   -----------
CLASS A
Actual                                       $  1,000.00  $   998.50   $   6.53
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,018.40   $   6.59
CLASS B
Actual                                       $  1,000.00  $   995.30   $   9.70
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,015.21   $   9.80
CLASS C
Actual                                       $  1,000.00  $   995.30   $   9.70
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,015.21   $   9.80
CLASS P
Actual                                       $  1,000.00  $   998.20   $   6.98
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,017.95   $   7.05
CLASS Y
Actual                                       $  1,000.00  $ 1,000.00   $   4.74
Hypothetical (5% Return Before Expenses)     $  1,000.00  $ 1,020.19   $   4.79

+    For each class of the Fund, expenses are equal to the Class's annualized expense ratio for such class (1.31% for Class A, 1.95% for Classes B and C, 1.40% for Class P, and 0.95% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2005

SECTOR                        %*
Auto & Transportation       14.18%
Consumer Discretionary       8.59%
Consumer Staples             1.69%
Financial Services          11.24%
Healthcare                   2.12%
Integrated Oils              1.17%
Materials & Processing      24.22%
Other                        4.65%
Other Energy                 8.07%
Producer Durables           15.85%
Technology                   3.14%
Short-Term Investments       5.09%
Total                      100.00%

*    Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LARGE-CAP CORE FUND MAY 31, 2005

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
COMMON STOCKS 96.41%

AEROSPACE & DEFENSE 1.87%
General Dynamics Corp.                                             44,677   $    4,824
Honeywell International, Inc.                                     103,000        3,732
Raytheon Co.                                                       67,700        2,651
                                                                            ----------
TOTAL                                                                           11,207
                                                                            ----------

AIR FREIGHT & COURIERS 0.98%
United Parcel Service, Inc. Class B                                80,300        5,914
                                                                            ----------
BEVERAGES 1.66%
Diageo plc ADR                                                     34,200        1,988
PepsiCo, Inc.                                                     141,800        7,977
                                                                            ----------
TOTAL                                                                            9,965
                                                                            ----------

BIOTECHNOLOGY 4.20%
Amgen, Inc.*                                                       16,400        1,026
Celgene Corp.*                                                    141,814        6,004
Charles River Laboratories International, Inc.*                   122,700        5,901
Genzyme Corp.*                                                     93,900        5,859
Gilead Sciences, Inc.*                                             88,000        3,590
MedImmune, Inc.*                                                  107,300        2,833
                                                                            ----------
TOTAL                                                                           25,213
                                                                            ----------

CHEMICALS 3.84%
E.I. du Pont de Nemours & Co.                                     222,114       10,330
Monsanto Co.                                                       67,209        3,831
Potash Corp. of Saskatchewan, Inc.(a)                              32,100        2,902
Praxair, Inc.                                                     127,300        5,967
                                                                            ----------
TOTAL                                                                           23,030
                                                                            ----------

COMMERCIAL BANKS 4.17%
Bank of America Corp.                                             110,048        5,097
Bank of New York Co., Inc.                                        223,100        6,430
Mellon Financial Corp.                                            213,200        5,919
Wachovia Corp.                                                     91,100   $    4,623
Wells Fargo & Co.                                                  49,600        2,996
                                                                            ----------
TOTAL                                                                           25,065
                                                                            ----------

COMMERCIAL SERVICES & SUPPLIES 1.10%
Waste Management, Inc.                                            223,200        6,582
                                                                            ----------

COMMUNICATIONS EQUIPMENT 2.44%
Corning, Inc.*                                                    201,700        3,162
Motorola, Inc.                                                    567,800        9,863
QUALCOMM, Inc.                                                     43,400        1,617
                                                                            ----------
TOTAL                                                                           14,642
                                                                            ----------

COMPUTERS & PERIPHERALS 2.29%
Dell, Inc.*                                                        88,100        3,514
EMC Corp.*                                                        133,500        1,877
Hewlett-Packard Co.                                               228,100        5,135
International Business Machines Corp.                              42,600        3,218
                                                                            ----------
TOTAL                                                                           13,744
                                                                            ----------

CONSTRUCTION & ENGINEERING 0.59%
Fluor Corp.                                                        62,100        3,568
                                                                            ----------

DIVERSIFIED FINANCIALS 5.49%
American Express Co.                                               41,600        2,240
Citigroup, Inc.                                                   197,800        9,318
Federal Home Loan Mortgage Corp.                                   21,500        1,398
Goldman Sachs Group, Inc. (The)                                    55,000        5,363
JP Morgan Chase & Co.                                             235,928        8,435
Merrill Lynch & Co., Inc.                                         113,900        6,180
                                                                            ----------
TOTAL                                                                           32,934
                                                                            ----------

DIVERSIFIED TELECOMMUNICATION SERVICES 2.72%
SBC Communications, Inc.                                          313,800        7,337
Sprint Corp.                                                      134,895        3,196
Verizon Communications, Inc.                                      164,200        5,809
                                                                            ----------
TOTAL                                                                           16,342
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP CORE FUND MAY 31, 2005

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES 0.72%
PG&E Corp.                                                         22,400   $      801
Progress Energy, Inc.                                              79,400        3,512
                                                                            ----------
TOTAL                                                                            4,313
                                                                            ----------

ELECTRICAL EQUIPMENT 0.89%
Emerson Electric Co.                                               80,100        5,324
                                                                            ----------

ENERGY EQUIPMENT & SERVICES 2.35%
Baker Hughes, Inc.                                                132,143        6,104
Schlumberger Ltd.(a)                                              117,400        8,026
                                                                            ----------
TOTAL                                                                           14,130
                                                                            ----------

FOOD & STAPLES RETAILING 1.52%
CVS Corp.                                                         107,200        5,880
Kroger Co.*                                                       192,900        3,235
                                                                            ----------
TOTAL                                                                            9,115
                                                                            ----------

FOOD PRODUCTS 2.41%
Campbell Soup Co.                                                  49,858        1,547
H.J. Heinz Co.                                                     95,000        3,455
Kraft Foods, Inc. Class A                                         292,000        9,473
                                                                            ----------
TOTAL                                                                           14,475
                                                                            ----------

HEALTHCARE EQUIPMENT & SUPPLIES 3.04%
Baxter Int'l., Inc.                                               260,387        9,608
Medtronic, Inc.                                                    80,700        4,338
Zimmer Holdings, Inc.*                                             56,500        4,327
                                                                            ----------
TOTAL                                                                           18,273
                                                                            ----------

HEALTHCARE PROVIDERS & SERVICES 2.67%
Cardinal Health, Inc.                                              54,100        3,134
CIGNA Corp.                                                        48,880        4,754
PacifiCare Health System, Inc.*                                    59,400        3,732
Wellpoint, Inc.*                                                   33,000        4,389
                                                                            ----------
TOTAL                                                                           16,009
                                                                            ----------

HOUSEHOLD DURABLES 0.49%
Newell Rubbermaid, Inc.                                           129,500        2,951
                                                                            ----------

HOUSEHOLD PRODUCTS 3.28%
Clorox Co.                                                         59,800   $    3,493
Colgate-Palmolive Co.                                              87,700        4,383
Kimberly-Clark Corp.                                               73,000        4,696
Procter & Gamble Co. (The)                                        129,000        7,114
                                                                            ----------
TOTAL                                                                           19,686
                                                                            ----------

INDUSTRIAL CONGLOMERATES 4.30%
General Electric Co.                                              589,100       21,490
Tyco Int'l. Ltd.(a)                                               150,100        4,343
                                                                            ----------
TOTAL                                                                           25,833
                                                                            ----------

INSURANCE 1.91%
American Int'l. Group, Inc.                                       100,492        5,582
Hartford Financial Services Group, Inc.                            78,800        5,894
                                                                            ----------
TOTAL                                                                           11,476
                                                                            ----------

INTERNET SOFTWARE & SERVICES 0.34%
Automatic Data Processing, Inc.                                    46,800        2,050
                                                                            ----------

MACHINERY 3.96%
Caterpillar, Inc.                                                  50,500        4,753
Deere & Co.                                                       118,200        7,819
Eaton Corp.                                                        83,900        5,021
Parker Hannifin Corp.                                             102,500        6,184
                                                                            ----------
TOTAL                                                                           23,777
                                                                            ----------

MEDIA 4.36%
Clear Channel Communications, Inc.                                 57,691        1,686
Comcast Corp. Class A*                                            287,707        9,103
Tribune Co.                                                        94,300        3,412
Viacom, Inc. Class B                                               99,650        3,417
Walt Disney Co. (The)                                             311,453        8,546
                                                                            ----------
TOTAL                                                                           26,164
                                                                            ----------

METALS & MINING 2.50%
Alcoa, Inc.                                                       179,700        4,870

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
LARGE-CAP CORE FUND MAY 31, 2005

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
Barrick Gold Corp.(a)                                             124,200   $    2,855
Newmont Mining Corp.                                              195,500        7,281
                                                                            ----------
TOTAL                                                                           15,006
                                                                            ----------

MULTI-LINE RETAIL 1.32%
Wal-Mart Stores, Inc.                                             168,300        7,949
                                                                            ----------

OFFICE ELECTRONICS 0.95%
Xerox Corp.*                                                      422,400        5,732
                                                                            ----------

OIL & GAS 4.81%
Chevron Corp.                                                     139,100        7,481
ConocoPhillips                                                     29,700        3,203
Exxon Mobil Corp.                                                 277,615       15,602
Valero Energy Corp.                                                37,400        2,566
                                                                            ----------
TOTAL                                                                           28,852
                                                                            ----------

PAPER & FOREST PRODUCTS 1.26%
International Paper Co.                                           235,300        7,579
                                                                            ----------

PERSONAL PRODUCTS 1.25%
Gillette Co.                                                      142,400        7,510
                                                                            ----------

PHARMACEUTICALS 13.50%
Abbott Laboratories                                                42,800        2,065
Bristol-Myers Squibb Co.                                          293,400        7,441
GlaxoSmithKline plc ADR                                           146,800        7,296
ImClone Systems, Inc.*                                             97,000        3,215
Johnson & Johnson                                                 162,500       10,904
Merck & Co., Inc.                                                 144,900        4,700
Novartis AG ADR                                                   242,626       11,847
Pfizer, Inc.                                                      570,400       15,914
Schering-Plough Corp.                                             293,543        5,724
Wyeth                                                             275,200       11,935
                                                                            ----------
TOTAL                                                                           81,041
                                                                            ----------

ROAD & RAIL 1.72%
Canadian National Railway Co.(a)                                   74,820        4,585
Union Pacific Corp.                                                86,100        5,765
                                                                            ----------
TOTAL                                                                           10,350
                                                                            ----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.26%
Intel Corp.                                                       120,100   $    3,234
KLA-Tencor Corp.                                                   41,200        1,871
Texas Instruments, Inc.                                            88,700        2,452
                                                                            ----------
TOTAL                                                                            7,557
                                                                            ----------

SOFTWARE 3.29%
Adobe Systems, Inc.                                                70,300        2,324
Cadence Design Systems, Inc.*                                     183,400        2,562
Microsoft Corp.                                                   476,400       12,291
Oracle Corp.*                                                     200,500        2,571
                                                                            ----------
TOTAL                                                                           19,748
                                                                            ----------

TEXTILES & APPAREL 0.96%
NIKE, Inc. Class B                                                 70,100        5,762
                                                                            ----------
TOTAL COMMON STOCKS
(Cost $526,023,126)                                                            578,868
                                                                            ==========

                                                                PRINCIPAL
                                                                   AMOUNT
                                                                    (000)
                                                               ----------
SHORT-TERM INVESTMENT 4.12%

REPURCHASE AGREEMENT 4.12%
Repurchase Agreement dated 5/31/2005, 2.46% due 6/1/2005
with State Street Bank & Trust Co. collateralized by
$25,115,000 of Federal Home Loan Bank at 4.01% due
9/17/2008; value: $25,240,575; proceeds: $24,746,863
(Cost $24,745,172)                                             $   24,745       24,745
                                                                            ==========
TOTAL INVESTMENTS IN SECURITIES 100.53%
(Cost $550,768,298)                                                            603,613
                                                                            ==========
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.53%)                          (3,183)
                                                                            ----------
NET ASSETS 100.00%                                                          $  600,430
                                                                            ==========

  *  Non-income producing security.
(a)  Foreign security traded in U.S. dollars.
ADR  American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
SMALL-CAP VALUE FUND MAY 31, 2005

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
COMMON STOCKS 95.40%

AEROSPACE 3.59%
Curtiss-Wright Corp.(a)                                           705,000   $   38,549
Moog, Inc. Class A*                                               781,937       23,732
Teledyne Technologies, Inc.*                                      444,480       14,055
                                                                            ----------
TOTAL                                                                           76,336
                                                                            ----------

AIR TRANSPORTATION 3.41%
AAR Corp.*                                                      1,298,200       20,823
AMR Corp.*                                                        434,100        5,600
Aviall, Inc.*                                                     570,000       17,545
Continental Airlines, Inc. Class B*                               253,300        3,511
Frontier Airlines, Inc.*(a)                                     2,056,800       25,113
                                                                            ----------
TOTAL                                                                           72,592
                                                                            ----------

AUTO COMPONENTS 1.58%
Modine Manufacturing Co.                                        1,106,700       33,644
                                                                            ----------

AUTO PARTS: AFTER MARKET 1.57%
Aftermarket Technology Corp.*                                     615,000        9,434
Commercial Vehicle Group, Inc.*                                   770,000       14,160
Keystone Automotive Industries, Inc.*                             495,700        9,785
                                                                            ----------
TOTAL                                                                           33,379
                                                                            ----------

AUTO PARTS: ORIGINAL EQUIPMENT 0.64%
Tenneco Automotive, Inc.*                                         912,900       13,693
                                                                            ----------

BANKS: NEW YORK CITY 1.03%
Signature Bank*                                                   892,500       21,884
                                                                            ----------

BANKS: OUTSIDE NEW YORK CITY 2.49%
Alabama National BanCorp                                           67,800        4,263
Amegy Bancorp., Inc.                                              416,700        7,422
Corus Bankshares, Inc.                                             20,700        1,062
Cullen/Frost Bankers, Inc.                                        400,000   $   17,844
Hancock Holding Co.                                               109,000        3,527
Provident Bankshares Corp.                                        507,700       16,064
Seacoast Banking Corp. FL                                          57,600        1,168
United Community Banks, Inc.                                       63,500        1,586
                                                                            ----------
TOTAL                                                                           52,936
                                                                            ----------

BUILDING: HEATING & PLUMBING 0.42%
Interline Brands Inc.*                                            441,300        8,866
                                                                            ----------

BUILDING: MATERIALS 5.26%
Hughes Supply, Inc.                                             1,070,000       27,820
LSI Industries, Inc.                                              459,600        6,246
NCI Building Systems, Inc.*                                       984,740       34,013
Simpson Manufacturing Co., Inc.                                 1,145,000       32,907
Watsco, Inc.                                                      250,300       11,061
                                                                            ----------
TOTAL                                                                          112,047
                                                                            ----------

CHEMICALS 2.04%
Cytec Industries, Inc.                                            511,100       21,293
Macdermid, Inc.                                                   285,000        8,296
OM Group, Inc.*                                                   550,000       13,860
                                                                            ----------
TOTAL                                                                           43,449
                                                                            ----------

COMPUTER SERVICES SOFTWARE & SYSTEMS 0.11%
MICROS Systems, Inc.*                                              50,000        2,249
                                                                            ----------

COMPUTER TECHNOLOGY 1.88%
UNOVA, Inc.*                                                    1,941,000       39,946
                                                                            ----------

CONSUMER PRODUCTS 0.62%
Playtex Products, Inc.*                                         1,222,100       13,174
                                                                            ----------

CONTAINERS & PACKAGING: PAPER & PLASTIC 0.13%
Graphic Packaging Corp.*                                          724,000        2,715
                                                                            ----------

COPPER 0.30%
Mueller Industries, Inc.                                          240,040        6,481
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2005

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES 0.56%
Jones Lang LaSalle, Inc.*                                         281,800   $   11,951
                                                                            ----------

DIVERSIFIED MANUFACTURING 1.85%
CLARCOR, Inc.                                                     136,200        3,826
Hexcel Corp.*                                                   2,176,000       35,556
                                                                            ----------
TOTAL                                                                           39,382
                                                                            ----------

DRUG & GROCERY STORE CHAINS 0.90%
Casey's General Stores, Inc.                                    1,056,200       19,054
                                                                            ----------

ELECTRICAL EQUIPMENT & COMPONENTS 2.60%
AMETEK, Inc.                                                      410,000       15,674
Baldor Electric                                                   876,700       22,049
Genlyte Group, Inc.*                                              394,600       17,584
                                                                            ----------
TOTAL                                                                           55,307
                                                                            ----------

ELECTRONICS 1.03%
II-VI, Inc.*                                                      303,700        5,002
Vishay Intertechnology, Inc.*                                   1,303,900       16,820
                                                                            ----------
TOTAL                                                                           21,822
                                                                            ----------

ELECTRONICS: INSTRUMENTS, GAUGES & METERS 2.93%
Itron, Inc.*(a)                                                 1,254,700       51,581
Metrologic Instruments, Inc.*                                     785,000       10,880
                                                                            ----------
TOTAL                                                                           62,461
                                                                            ----------

ELECTRONICS: MEDICAL SYSTEMS 0.34%
Datascope Corp.                                                    29,600          901
Healthtronics, Inc.*                                              500,000        6,345
                                                                            ----------
TOTAL                                                                            7,246
                                                                            ----------

ELECTRONICS: TECHNOLOGY 0.14%
ScanSource, Inc.*                                                  63,000        3,093
                                                                            ----------

ENERGY EQUIPMENT 0.71%
Global Power Equipment Group*                                   1,967,400       15,070
                                                                            ----------

ENGINEERING & CONTRACTING SERVICES 1.35%
URS Corp.*                                                        850,200   $   28,762
                                                                            ----------

FOODS 0.80%
John B. Sanfilippo & Son, Inc.*(a)                                806,930       17,067
                                                                            ----------

FOREST PRODUCTS 1.31%
Universal Forest Products, Inc.                                   698,374       27,795
                                                                            ----------

HEALTHCARE FACILITIES 0.30%
Capital Senior Living Corp.*                                    1,046,200        6,340
                                                                            ----------

HOTEL/MOTEL 0.72%
Marcus Corp. (The)                                                695,000       15,311
                                                                            ----------

HOUSEHOLD FURNISHINGS 0.97%
Ethan Allen Interiors, Inc.                                       663,800       20,711
                                                                            ----------

IDENTIFICATION CONTROL & FILTER DEVICES 0.63%
IDEX Corp.                                                        350,050       13,445
                                                                            ----------

INSURANCE: LIFE 0.24%
American Equity Investment Life Holding Co.                       502,000        5,115
                                                                            ----------

INSURANCE: PROPERTY-CASUALTY 2.23%
Navigators Group, Inc. (The)*                                     580,000       19,279
Odyssey Re Holdings Corp.                                         410,000        9,885
Selective Insurance Group, Inc.                                   381,900       18,381
                                                                            ----------
TOTAL                                                                           47,545
                                                                            ----------

MACHINERY: ENGINES 1.01%
Briggs & Stratton Corp.                                           635,000       21,501
                                                                            ----------

MACHINERY: INDUSTRIAL/SPECIALTY 2.10%
EnPro Industries, Inc.*                                            80,800        2,187

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2005

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
Tennant Co.                                                       326,000   $   12,160
Woodward Governor Co.                                             391,290       30,274
                                                                            ----------
TOTAL                                                                           44,621
                                                                            ----------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 3.76%
Grant Prideco, Inc.*                                              756,100       18,161
Helmerich & Payne, Inc.                                           789,200       32,728
Key Energy Services, Inc.*                                      2,635,000       29,117
                                                                            ----------
TOTAL                                                                           80,006
                                                                            ----------

MACHINERY: SPECIALTY 0.81%
JLG Industries, Inc.                                              672,700       17,147
                                                                            ----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.49%
Invacare Corp.                                                    224,800       10,028
PSS World Medical, Inc.*                                          375,000        4,403
West Pharmaceutical Services, Inc.                                621,200       17,294
                                                                            ----------
TOTAL                                                                           31,725
                                                                            ----------

METAL FABRICATING 6.20%
Quanex Corp.(a)                                                 1,671,600       86,739
Shaw Group, Inc. (The)*                                         1,348,000       27,162
Valmont Industries, Inc.                                          756,300       18,114
                                                                            ----------
TOTAL                                                                          132,015
                                                                            ----------

METALS & MINERALS MISCELLANEOUS 0.67%
Brush Engineered Materials, Inc.*(a)                            1,000,000       14,180
                                                                            ----------

MISCELLANEOUS MATERIALS & COMMODITIES 0.78%
WD-40 Co.                                                         576,650       16,711
                                                                            ----------

MISCELLANEOUS MATERIALS & PROCESSING 1.51%
Rogers Corp.*                                                     778,180       32,209
                                                                            ----------

MISCELLANEOUS PRODUCER DURABLES 0.20%
Blount International, Inc.*                                       242,700        4,286
                                                                            ----------

MULTI-SECTOR COMPANIES 4.68%
Carlisle Companies, Inc.                                          815,700       56,544
Trinity Industries, Inc.                                        1,478,700   $   42,971
                                                                            ----------
TOTAL                                                                           99,515
                                                                            ----------

OFFSHORE DRILLING 0.78%
Atwood Oceanics, Inc.*                                            289,000       16,557
                                                                            ----------

OIL: CRUDE PRODUCERS 2.87%
Cabot Oil & Gas Corp.                                             277,500        8,700
Grey Wolf, Inc.*                                                4,885,000       32,094
Range Resources Corp.                                             875,000       20,213
                                                                            ----------
TOTAL                                                                           61,007
                                                                            ----------
OIL: INTEGRATED DOMESTIC 1.18%
KCS Energy Services, Inc.*                                      1,781,000       25,023
                                                                            ----------

PAPER 0.43%
Glatfelter                                                        813,800        9,115
                                                                            ----------

POWER TRANSMISSION EQUIPMENT 0.07%
Woodhead Industries, Inc.                                         121,400        1,558
                                                                            ----------

PUBLISHING: MISCELLANEOUS 0.59%
Courier Corp.                                                     149,884        5,252
Thomas Nelson                                                     315,000        7,324
                                                                            ----------
TOTAL                                                                           12,576
                                                                            ----------

RAILROAD EQUIPMENT 1.65%
Wabtec Corp.                                                    1,696,500       35,117
                                                                            ----------

RAILROADS 0.91%
Genesee & Wyoming, Inc. Class A*                                  697,050       19,476
                                                                            ----------

REAL ESTATE INVESTMENT TRUSTS 2.42%
DiamondRock
Hospitality Co.*+                                                 600,000        6,714
DiamondRock Hospitality Co.*                                      999,500       11,194
Nationwide Health Properties, Inc.                              1,500,000       33,705
                                                                            ----------
TOTAL                                                                           51,613
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
SMALL-CAP VALUE FUND MAY 31, 2005

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
RESTAURANTS 0.50%
McCormick & Schmick's
Seafood*(a)                                                       700,000   $   10,619
                                                                            ----------

RETAIL 3.75%
AnnTaylor Stores Corp.*                                           590,000       15,198
Barnes & Noble, Inc.*                                             191,800        7,260
Brookstone, Inc.*                                                 935,900       18,849
Pier 1 Imports, Inc.                                              674,600       11,326
School Specialty, Inc.*                                           695,000       27,258
                                                                            ----------
TOTAL                                                                           79,891
                                                                            ----------

SAVINGS & LOAN 1.65%
KNBT Bancorp, Inc.                                                648,830        9,674
W Holding Co., Inc.                                             1,390,071       12,552
Webster Financial Corp.                                           275,000       12,898
                                                                            ----------
TOTAL                                                                           35,124
                                                                            ----------

SECURITIES BROKERAGE & SERVICES 0.67%
Raymond James Financial, Inc.                                     526,300       14,163
                                                                            ----------

SHIPPING 1.94%
Alexander & Baldwin Inc.                                          260,600       11,584
GulfMark Offshore Inc.*                                           360,000        9,021
Kirby Corp.*                                                      486,800       20,767
                                                                            ----------
TOTAL                                                                           41,372
                                                                            ----------

SHOES 0.53%
Skechers USA, Inc. Class A*                                       883,700       11,196
                                                                            ----------

STEEL 2.09%
Gibraltar Industries, Inc.                                        472,000        9,232
Steel Dynamics, Inc.                                              657,000       17,667
Steel Technologies, Inc.(a)                                       875,000       17,500
                                                                            ----------
TOTAL                                                                           44,399
                                                                            ----------

TELECOMMUNICATIONS EQUIPMENT 1.99%
Arris Group, Inc.*                                                604,200        5,232
C-COR, Inc.*(a)                                                 2,554,300       17,574
Symmetricom, Inc.*                                              1,738,200       19,607
                                                                            ----------
TOTAL                                                                           42,413
                                                                            ----------

TEXTILES APPAREL MANUFACTURERS 0.87%
Warnaco Group, Inc.*                                              870,460   $   18,576
                                                                            ----------

TRANSPORTATION MISCELLANEOUS 0.42%
BE Aerospace, Inc.*                                               618,400        8,948
                                                                            ----------

TRUCKERS 2.12%
Heartland Express, Inc.                                           910,900       18,263
P.A.M. Transportation Services*                                   333,900        5,503
Werner Enterprises, Inc.                                        1,130,000       21,255
                                                                            ----------
TOTAL                                                                           45,021
                                                                            ----------

WHOLESALERS 0.08%
Prestige Brands
Holdings, Inc.*                                                    95,700        1,627
                                                                            ----------
TOTAL COMMON STOCKS
(Cost $1,775,305,407)                                                        2,030,175
                                                                            ==========

                                                                PRINCIPAL
                                                                   AMOUNT
                                                                    (000)
                                                               ----------
SHORT-TERM INVESTMENT 5.12%

REPURCHASE AGREEMENT 5.12%
Repurchase Agreement dated 5/31/2005, 2.46% due 6/1/2005
with State Street Bank & Trust Co. collateralized by
$110,075,000 of Federal Home Loan Bank at 2.50% to 4.01%
due from 9/17/2008 to 4/6/2009; value: $111,121,875;
proceeds: $108,947,283
(Cost $108,939,839)                                            $  108,940      108,940
                                                                           ===========
TOTAL INVESTMENTS IN SECURITIES 100.52%
(Cost $1,884,245,246)                                                        2,139,115
                                                                           ===========
LIABILITIES IN EXCESS OF OTHER ASSETS (0.52%)                                  (11,017)
                                                                           -----------
NET ASSETS 100.00%                                                         $ 2,128,098
                                                                           ===========

 *   Non-income producing security.
 +   Restricted security under Rule 144A.
(a) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares.)

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2005

                                                                               LARGE-CAP         SMALL-CAP
                                                                               CORE FUND        VALUE FUND
ASSETS:
   Investments in unaffiliated issuers, at cost                          $   550,768,298   $ 1,663,006,495
   Investments in affiliated issuers, at cost                                          -       221,238,751
----------------------------------------------------------------------------------------------------------
   Investments in unaffiliated issuers, at value                         $   603,613,295   $ 1,860,193,169
   Investments in affiliated issuers, at value                                         -       278,922,123
   Cash                                                                           71,453                 -
   Receivables:
     Interest and dividends                                                      931,944         1,698,109
     Investment securities sold                                                4,282,390        18,861,085
     Capital shares sold                                                       3,280,009         2,704,117
     From advisor                                                                 15,126                 -
   Prepaid expenses and other assets                                              87,715           315,132
----------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                              612,281,932     2,162,693,735
----------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                          10,606,530        29,411,011
     Capital shares reacquired                                                   464,140         2,740,822
     Management fee                                                              338,173         1,302,674
     12b-1 distribution fees                                                     217,280           644,151
     Fund administration                                                          19,314            69,366
     Directors' fees                                                              24,395            84,706
     To affiliate                                                                  2,796             4,272
   Accrued expenses and other liabilities                                        179,633           338,497
----------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                          11,852,261        34,595,499
==========================================================================================================
NET ASSETS                                                               $   600,429,671   $ 2,128,098,236
==========================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   528,458,731   $ 1,781,058,132
Undistributed (distributions in excess of) net investment income               1,085,373        (5,124,369)
Accumulated net realized gain on investments                                  18,040,570        97,294,427
Net unrealized appreciation on investments                                    52,844,997       254,870,046
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $   600,429,671   $ 2,128,098,236
==========================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $   401,414,140   $ 1,232,187,916
Class B Shares                                                           $    78,882,437   $   159,353,280
Class C Shares                                                           $    48,773,493   $    81,815,823
Class P Shares                                                           $     3,695,087   $   221,602,678
Class Y Shares                                                           $    67,664,514   $   433,138,539
OUTSTANDING SHARES BY CLASS:
Class A Shares (20 million and 200 million shares of common
   stock authorized, respectively, $.001 par value)                           14,637,607        45,889,506
Class B Shares (30 million shares of common stock authorized
   per Fund, $.001 par value)                                                  2,981,441         6,349,632
Class C Shares (20 million shares of common stock authorized
   per Fund, $.001 par value)                                                  1,837,110         3,256,131
Class P Shares (20 million shares of common stock authorized
   per Fund, $.001 par value)                                                    134,475         8,280,513
Class Y Shares (30 million and 200 million shares of common
   stock authorized, respectively, $.001 par value)                            2,464,612        15,628,897
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $         27.42   $         26.85
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                          $         29.09   $         28.49
Class B Shares-Net asset value                                           $         26.46   $         25.10
Class C Shares-Net asset value                                           $         26.55   $         25.13
Class P Shares-Net asset value                                           $         27.48   $         26.76
Class Y Shares-Net asset value                                           $         27.45   $         27.71
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2005


                                                                               LARGE-CAP         SMALL-CAP
                                                                               CORE FUND        VALUE FUND
INVESTMENT INCOME:
Dividends from unaffiliated issuers                                      $     4,751,360   $     6,146,255
Dividends from affiliated issuers                                                      -           603,301
Interest                                                                         155,912         1,182,519
Securities lending-net                                                                 -            24,104
Foreign withholding tax                                                          (43,190)          (16,760)
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        4,864,082         7,939,419
----------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                 1,775,541         7,347,246
12b-1 distribution plan-Class A                                                  613,377         2,013,936
12b-1 distribution plan-Class B                                                  402,061           884,028
12b-1 distribution plan-Class C                                                  209,469           425,249
12b-1 distribution plan-Class P                                                    3,943           408,792
Shareholder servicing                                                            445,098         1,190,792
Professional                                                                      18,888            52,097
Reports to shareholders                                                           24,934            75,894
Fund administration                                                              101,460           391,853
Custody                                                                           10,138            62,278
Directors' fees                                                                   16,041            57,079
Registration                                                                      18,082            33,628
Subsidy (See Note 3)                                                              18,758            83,853
Other                                                                              6,146            16,515
----------------------------------------------------------------------------------------------------------
Gross expenses                                                                 3,663,936        13,043,240
   Expense reductions (See Note 7)                                                (3,877)          (16,210)
   Expenses assumed by advisor (See Note 3)                                      (32,969)                -
----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   3,627,090        13,027,030
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   1,236,992        (5,087,611)
----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments in unaffiliated issuers               20,423,424        90,315,025
Net realized gain (loss) on investments in affiliated issuers                          -         7,444,440
Net change in unrealized appreciation (depreciation) on investments          (22,341,373)      (96,822,193)
==========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                       (1,917,949)          937,272
==========================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $      (680,957)  $    (4,150,339)
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2005

                                                                               LARGE-CAP         SMALL-CAP
                                                                               CORE FUND        VALUE FUND
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income (loss)                                             $     1,236,992   $    (5,087,611)
Net realized gain (loss) on investments                                       20,423,424        97,759,465
Net change in unrealized appreciation (depreciation) on investments          (22,341,373)      (96,822,193)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            (680,957)       (4,150,339)
==========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                    (1,973,598)                -
   Class B                                                                             -                 -
   Class C                                                                        (1,888)                -
   Class P                                                                        (1,918)                -
   Class Y                                                                      (122,005)                -
Net realized gain
   Class A                                                                    (9,617,715)      (86,415,948)
   Class B                                                                    (2,543,413)      (18,208,204)
   Class C                                                                    (1,211,051)       (8,440,451)
   Class P                                                                        (8,745)      (12,919,158)
   Class Y                                                                      (383,255)      (27,676,191)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                          (15,863,588)     (153,659,952)
==========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            181,664,549       721,137,381
Reinvestment of distributions                                                 14,513,783       127,382,729
Cost of shares reacquired                                                    (39,680,435)     (230,168,922)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS         156,497,897       618,351,188
==========================================================================================================
NET INCREASE IN NET ASSETS                                                   139,953,352       460,540,897
==========================================================================================================
NET ASSETS:
Beginning of period                                                          460,476,319     1,667,557,339
----------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $   600,429,671   $ 2,128,098,236
==========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $     1,085,373   $    (5,124,369)
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED NOVEMBER 30, 2004

                                                                               LARGE-CAP         SMALL-CAP
                                                                               CORE FUND        VALUE FUND
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income (loss)                                             $     2,078,705   $    (1,140,225)
Net realized gain on investments                                              22,609,757       154,076,122
Net change in unrealized appreciation (depreciation) on investments           31,231,873       116,357,254
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          55,920,335       269,293,151
==========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                      (599,177)                -
   Class B                                                                             -                 -
   Class C                                                                             -                 -
   Class P                                                                          (597)                -
   Class Y                                                                          (379)                -
Net realized gain
   Class A                                                                             -       (33,408,285)
   Class B                                                                             -       (12,214,825)
   Class C                                                                             -        (5,477,260)
   Class P                                                                             -        (3,229,201)
   Class Y                                                                             -        (9,460,860)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                             (600,153)      (63,790,431)
==========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             95,114,915       703,623,177
Reinvestment of distributions                                                    569,491        48,589,693
Cost of shares reacquired                                                    (69,306,028)     (262,078,621)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                  26,378,378       490,134,249
==========================================================================================================
NET INCREASE IN NET ASSETS                                                    81,698,560       695,636,969
==========================================================================================================
NET ASSETS:
Beginning of year                                                            378,777,759       971,920,370
----------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $   460,476,319   $ 1,667,557,339
==========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $     1,947,790   $       (36,758)
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP CORE FUND

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 11/30
                                        5/31/2005      ---------------------------------------------------------
                                       (UNAUDITED)        2004        2003        2002        2001        2000
PER SHARE OPERATING PERFORMANCE
   (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD   $    28.42      $   24.88   $   21.27   $   24.75   $   26.83   $   25.32
                                       ==========      =========   =========   =========   =========   =========

Investment operations:
   Net investment income(a)                   .09            .18         .08         .04         .06         .11
   Net realized and
     unrealized gain (loss)                  (.08)          3.42        3.53       (3.37)      (1.14)       2.74
                                       ----------      ---------   ---------   ---------   ---------   ---------
     Total from investment
       operations                             .01           3.60        3.61       (3.33)      (1.08)       2.85
                                       ----------      ---------   ---------   ---------   ---------   ---------

Distributions to
   shareholders from:
   Net investment income                     (.17)          (.06)          -           -        (.09)       (.03)
   Net realized gain                         (.84)             -           -        (.15)       (.91)      (1.31)
                                       ----------      ---------   ---------   ---------   ---------   ---------
     Total distributions                    (1.01)          (.06)          -        (.15)      (1.00)      (1.34)
                                       ----------      ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $    27.42      $   28.42   $   24.88   $   21.27   $   24.75   $   26.83
                                       ==========      =========   =========   =========   =========   =========

Total Return(b)                              (.03)%(d)     14.48%      16.97%     (13.52)%     (4.26)%     11.75%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions
     and expenses assumed                     .65%(d)       1.39%       1.46%       1.45%       1.45%       1.54%
   Expenses, excluding reductions
     and expenses assumed                     .66%(d)       1.41%       1.46%       1.45%       1.45%       1.54%
   Net investment income                      .31%(d)        .67%        .36%        .16%        .22%        .46%

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 11/30
                                        5/31/2005     ---------------------------------------------------------
                                       (UNAUDITED)        2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $  401,414     $ 324,690   $ 261,231   $ 201,315   $ 234,533   $ 200,064
   Portfolio turnover rate                  23.11%        47.14%      34.98%      74.76%      81.79%      74.72%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP CORE FUND

                                       SIX MONTHS
                                          ENDED                             YEAR ENDED 11/30
                                        5/31/2005      ----------------------------------------------------------
                                       (UNAUDITED)        2004         2003        2002        2001        2000
PER SHARE OPERATING PERFORMANCE
   (CLASS B SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    27.38      $   24.07    $   20.70   $   24.25   $   26.37   $   25.03
                                       ==========      =========    =========   =========   =========   =========

Investment operations:
   Net investment income (loss)(a)              -(c)           -(c)      (.06)       (.10)       (.10)       (.04)
   Net realized and
     unrealized gain (loss)                  (.08)          3.31         3.43       (3.30)      (1.11)       2.69
                                       ----------      ---------    ---------   ---------   ---------   ---------
     Total from investment
       operations                            (.08)          3.31         3.37       (3.40)      (1.21)       2.65
                                       ----------      ---------    ---------   ---------   ---------   ---------

Distributions to
   shareholders from:
   Net realized gain                         (.84)             -            -        (.15)       (.91)      (1.31)
                                       ----------      ---------    ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $    26.46      $   27.38    $   24.07   $   20.70   $   24.25   $   26.37
                                       ==========      =========    =========   =========   =========   =========

Total Return(b)                              (.37)%(d)     13.75%       16.28%     (14.10)%     (4.81)%     11.04%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions
     and expenses assumed                     .97%(d)       2.03%        2.10%       2.06%       2.07%       2.15%
   Expenses, excluding reductions
     and expenses assumed                     .98%(d)       2.05%        2.10%       2.06%       2.07%       2.15%
   Net investment income (loss)              (.01)%(d)       .03%        (.28)%      (.45)%      (.39)%      (.16)%

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      ----------------------------------------------------------
                                       (UNAUDITED)         2004         2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $   78,882      $  82,876    $  80,542   $  70,636   $  85,011   $  79,968
   Portfolio turnover rate                  23.11%         47.14%       34.98%      74.76%      81.79%      74.72%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP CORE FUND

                                       SIX MONTHS
                                          ENDED                                YEAR ENDED 11/30
                                        5/31/2005      ---------------------------------------------------------------
                                       (UNAUDITED)        2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS C SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    27.47      $    24.15    $    20.77   $    24.27   $    26.41   $    25.05
                                       ==========      ==========    ==========   ==========   ==========   ==========

Investment operations:
   Net investment income (loss)(a)              -(c)            -(c)       (.06)        (.06)        (.11)        (.03)
   Net realized and
     unrealized gain (loss)                  (.08)           3.32          3.44        (3.29)       (1.12)        2.70
                                       ----------      ----------    ----------   ----------   ----------   ----------
     Total from investment
       operations                            (.08)           3.32          3.38        (3.35)       (1.23)        2.67
                                       ----------      ----------    ----------   ----------   ----------   ----------

Distributions to
   shareholders from:
   Net investment income                        -(c)            -             -            -            -            -
   Net realized gain                         (.84)              -             -         (.15)        (.91)       (1.31)
                                       ----------      ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD         $    26.55      $    27.47    $    24.15   $    20.77   $    24.27   $    26.41
                                       ==========      ==========    ==========   ==========   ==========   ==========

Total Return(b)                              (.36)%(d)      13.75%        16.27%      (13.88)%      (4.88)%      11.12%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions
     and expenses assumed                     .97%(d)        2.03%         2.10%        1.87%        2.10%        2.15%
   Expenses, excluding reductions
     and expenses assumed                     .98%(d)        2.05%         2.10%        1.87%        2.10%        2.15%
   Net investment income (loss)              (.01)%(d)        .03%         (.28)%       (.26)%       (.43)%       (.14)%

                                       SIX MONTHS
                                          ENDED                                YEAR ENDED 11/30
                                        5/31/2005      ---------------------------------------------------------------
                                       (UNAUDITED)         2004          2003        2002         2001         2000
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $   48,774      $   39,625    $   36,778   $   32,109   $   37,149   $   26,954
   Portfolio turnover rate                  23.11%          47.14%        34.98%       74.76%       81.79%       74.72%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP CORE FUND

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS P SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    28.50      $    25.01   $    21.37   $    24.87   $    26.92   $    25.36
                                       ==========      ==========   ==========   ==========   ==========   ==========

Investment operations:
   Net investment income(a)                   .05             .17          .02          .02          .07          .10
   Net realized and
     unrealized gain (loss)                  (.05)           3.42         3.62        (3.37)       (1.13)        2.78
                                       ----------      ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations                               -            3.59         3.64        (3.35)       (1.06)        2.88
                                       ----------      ----------   ----------   ----------   ----------   ----------

Distributions to
   shareholders from:
   Net investment income                     (.18)           (.10)           -            -         (.08)        (.01)
   Net realized gain                         (.84)              -            -         (.15)        (.91)       (1.31)
                                       ----------      ----------   ----------   ----------   ----------   ----------
     Total distributions                    (1.02)           (.10)           -         (.15)        (.99)       (1.32)
                                       ----------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD         $    27.48      $    28.50   $    25.01   $    21.37   $    24.87   $    26.92
                                       ==========      ==========   ==========   ==========   ==========   ==========

Total Return(b)                              (.06)%(d)      14.39%       17.03%      (13.54)%      (4.16)%      11.84%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions
     and expenses assumed                     .67%(d)        1.48%        1.55%+       1.51%        1.52%        1.60%
   Expenses, excluding reductions
     and expenses assumed                     .70%(d)        1.50%        1.55%+       1.51%        1.52%        1.60%
   Net investment income                      .19%(d)         .58%         .27%+        .10%         .27%         .40%

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004          2003        2002         2001         2000
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $    3,695      $      294   $      152   $        1   $        1   $        1
   Portfolio turnover rate                  23.11%          47.14%       34.98%       74.76%       81.79%       74.72%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
LARGE-CAP CORE FUND

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS Y SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    28.50      $    24.93   $    21.23   $    24.61   $    26.74   $    25.30
                                       ==========      ==========   ==========   ==========   ==========   ==========

Investment operations:
   Net investment income(a)                   .13             .93          .16          .13          .08          .22
   Net realized and
     unrealized gain (loss)                  (.07)           2.77         3.54        (3.36)       (1.12)        2.64
                                       ----------      ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations                             .06            3.70         3.70        (3.23)       (1.04)        2.86
                                       ----------      ----------   ----------   ----------   ----------   ----------

 Distributions to
   shareholders from:
   Net investment income                     (.27)           (.13)           -            -         (.18)        (.11)
   Net realized gain                         (.84)              -            -         (.15)        (.91)       (1.31)
                                       ----------      ----------   ----------   ----------   ----------   ----------
     Total distributions                    (1.11)           (.13)           -         (.15)       (1.09)       (1.42)
                                       ----------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD         $    27.45      $    28.50   $    24.93   $    21.23   $    24.61   $    26.74
                                       ==========      ==========   ==========   ==========   ==========   ==========

Total Return(b)                               .13%(d)       14.89%       17.43%      (13.19)%      (4.14)%      11.82%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions
     and expenses assumed                     .47%(d)         .93%        1.10%        1.06%        1.07%        1.15%
   Expenses, excluding reductions
     and expenses assumed                     .48%(d)        1.07%        1.10%        1.06%        1.07%        1.15%
   Net investment income                      .47%(d)        3.35%         .72%         .55%         .32%         .85%

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004          2003        2002         2001         2000
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $   67,665      $   12,991   $       75   $       54   $        1   $        1
   Portfolio turnover rate                  23.11%          47.14%       34.98%       74.76%       81.79%       74.72%

 +   The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount is less than $.01.
(d)  Not Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL-CAP VALUE FUND

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS A SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    29.54      $    25.66   $    20.29   $    22.02   $    19.60   $    15.63
                                       ==========      ==========   ==========   ==========   ==========   ==========

Investment operations:
   Net investment loss(a)                    (.07)              -(c)      (.10)        (.07)        (.13)        (.19)
   Net realized and
     unrealized gain (loss)                   .03            5.52         6.81         (.48)        3.04         4.16
                                       ----------      ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations                            (.04)           5.52         6.71         (.55)        2.91         3.97
                                       ----------      ----------   ----------   ----------   ----------   ----------

Distributions to
   shareholders from:
   Net realized gain                        (2.65)          (1.64)       (1.34)       (1.18)        (.49)           -
                                       ----------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD         $    26.85      $    29.54   $    25.66   $    20.29   $    22.02   $    19.60
                                       ==========      ==========   ==========   ==========   ==========   ==========

Total Return(b)                              (.15)%(d)      22.92%       35.67%       (2.72)%      15.12%       25.40%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
     reductions                               .65%(d)        1.39%        1.45%        1.41%        1.43%        1.60%
   Expenses, excluding expense
     reductions                               .65%(d)        1.39%        1.45%        1.41%        1.44%        1.60%
   Net investment loss                       (.25)%(d)       (.03)%       (.50)%       (.34)%       (.60)%      (1.04)%

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004          2003        2002         2001         2000
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $ 1,232,188     $  939,899   $  510,582   $  321,243   $  394,443   $  275,010
   Portfolio turnover rate                   31.30%         67.04%       66.11%       77.12%       64.76%       76.21%


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS B SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    27.87      $    24.44   $    19.50   $    21.33   $    19.13   $    15.34
                                       ==========      ==========   ==========   ==========   ==========   ==========

Investment operations:
   Net investment loss(a)                    (.15)           (.18)        (.22)        (.20)        (.26)        (.29)
   Net realized and
     unrealized gain (loss)                   .03            5.25         6.50         (.45)        2.95         4.08
                                       ----------      ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations                            (.12)           5.07         6.28         (.65)        2.69         3.79
                                       ----------      ----------   ----------   ----------   ----------   ----------

Distributions to
   shareholders from:
   Net realized gain                        (2.65)          (1.64)       (1.34)       (1.18)        (.49)           -
                                       ----------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD         $    25.10      $    27.87   $    24.44   $    19.50   $    21.33   $    19.13
                                       ==========      ==========   ==========   ==========   ==========   ==========

Total Return(b)                              (.47)%(d)      22.17%       34.78%       (3.25)%      14.33%       24.71%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
     reductions                               .97%(d)        2.00%        2.07%        2.04%        2.05%        2.23%
   Expenses, excluding expense
     reductions                               .97%(d)        2.00%        2.07%        2.04%        2.06%        2.23%
   Net investment loss                       (.57)%(d)       (.74)%      (1.12)%       (.97)%      (1.22)%      (1.67)%

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004          2003        2002         2001         2000
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $  159,353      $  192,098    $ 182,437   $  153,101    $ 182,555    $ 153,894
   Portfolio turnover rate                  31.30%          67.04%       66.11%       77.12%       64.76%       76.21%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS C SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    27.90      $    24.46   $    19.52   $    21.31   $    19.13   $    15.34
                                       ==========      ==========   ==========   ==========   ==========   ==========

Investment operations:
   Net investment loss(a)                    (.15)           (.18)        (.22)        (.17)        (.28)        (.29)
   Net realized and
     unrealized gain (loss)                   .03            5.26         6.50         (.44)        2.95         4.08
                                       ----------      ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations                            (.12)           5.08         6.28         (.61)        2.67         3.79
                                       ----------      ----------   ----------   ----------   ----------   ----------

Distributions to
   shareholders from:
   Net realized gain                        (2.65)          (1.64)       (1.34)       (1.18)        (.49)           -
                                       ----------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD         $    25.13      $    27.90   $    24.46   $    19.52   $    21.31   $    19.13
                                       ==========      ==========   ==========   ==========   ==========   ==========

Total Return(b)                              (.47)%(d)      22.19%       34.74%       (3.07)%      14.22%       24.71%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
     reductions                               .97%(d)        2.00%        2.07%        1.90%        2.16%        2.23%
   Expenses, excluding expense
     reductions                               .97%(d)        2.00%        2.07%        1.90%        2.17%        2.23%
   Net investment loss                       (.57)%(d)       (.74)%      (1.12)%       (.83)%      (1.32)%      (1.67)%

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004          2003        2002         2001         2000
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $   81,816      $   89,408   $   81,967   $   69,121   $   81,396   $   51,061
   Portfolio turnover rate                  31.30%          67.04%       66.11%       77.12%       64.76%       76.21%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS P SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    29.47      $    25.61   $    20.27   $    22.01   $    19.61   $    15.63
                                       ==========      ==========   ==========   ==========   ==========   ==========

Investment operations:
   Net investment income (loss)(a)           (.08)            .01         (.12)        (.08)        (.14)        (.20)
   Net realized and
     unrealized gain (loss)                   .02            5.49         6.80         (.48)        3.03         4.18
                                       ----------      ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations                            (.06)           5.50         6.68         (.56)        2.89         3.98
                                       ----------      ----------   ----------   ----------   ----------   ----------

Distributions to
   shareholders from:
   Net realized gain                        (2.65)          (1.64)       (1.34)       (1.18)        (.49)           -
                                       ----------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD         $    26.76      $    29.47   $    25.61   $    20.27   $    22.01   $    19.61
                                       ==========      ==========   ==========   ==========   ==========   ==========

Total Return(b)                              (.18)%(d)      22.84%       35.48%       (2.72)%      15.01%       25.46%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
     reductions                               .69%(d)        1.45%        1.52%        1.49%        1.50%        1.68%
   Expenses, excluding expense
     reductions                               .69%(d)        1.45%        1.52%        1.49%        1.51%        1.68%
   Net investment income (loss)              (.29)%(d)        .03%        (.57)%       (.42)%       (.66)%      (1.00)%

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004          2003        2002         2001         2000
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $  221,603      $  141,389   $   47,471   $   14,005   $    4,150   $        1
   Portfolio turnover rate                  31.30%          67.04%       66.11%       77.12%       64.76%       76.21%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
SMALL-CAP VALUE FUND

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS Y SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    30.36      $    26.23   $    20.64   $    22.30   $    19.77   $    15.71
                                       ==========      ==========   ==========   ==========   ==========   ==========

Investment operations:
   Net investment income (loss)(a)           (.02)            .10         (.02)         .01         (.05)        (.12)
   Net realized and
     unrealized gain (loss)                   .02            5.67         6.95         (.49)        3.07         4.18
                                       ----------      ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations                               -            5.77         6.93         (.48)        3.02         4.06
                                       ----------      ----------   ----------   ----------   ----------   ----------

Distributions to
   shareholders from:
   Net realized gain                        (2.65)          (1.64)       (1.34)       (1.18)        (.49)           -
                                       ----------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD         $    27.71      $    30.36   $    26.23   $    20.64   $    22.30   $    19.77
                                       ==========      ==========   ==========   ==========   ==========   ==========

Total Return(b)                               .00%(d)       23.40%       36.10%       (2.31)%      15.56%       25.84%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
     reductions                               .47%(d)        1.00%        1.07%        1.04%        1.05%        1.23%
   Expenses, excluding expense
     reductions                               .47%(d)        1.00%        1.07%        1.04%        1.06%        1.23%
   Net investment income (loss)              (.07)%(d)        .38%        (.12)%        .03%        (.24)%       (.67)%

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 11/30
                                        5/31/2005      --------------------------------------------------------------
                                       (UNAUDITED)        2004          2003        2002         2001         2000
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
   Net assets, end of period (000)     $  433,138      $  304,763   $  149,463   $   87,570   $   75,402   $   70,122
   Portfolio turnover rate                  31.30%          67.04%       66.11%       77.12%       64.76%       76.21%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount is less than $.01.
(d)  Not Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds: Large-Cap Core Fund ("Large-Cap Core Fund") and Small-Cap Value Series ("Small-Cap Value Fund") (collectively, the "Funds").

Large-Cap Core Fund's investment objective is growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund's investment objective is long-term capital appreciation. Each Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Small-Cap Value Fund is open to certain new investors on a limited basis.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P bear all the expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-Each Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. At their October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, the Funds' securities lending program.

(g) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fees are based on the average daily net assets at the following annual rates:

Large-Cap Core Fund
  First $1 billion          .70%
  Next $1 billion           .65%
  Over $2 billion           .60%
Small-Cap Value Fund        .75%

For the fiscal year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse expenses for Large-Cap Core Fund to the extent necessary so that each class' net operating expenses do not exceed the following annual rates:

CLASS             % OF AVERAGE DAILY NET ASSETS
-----------------------------------------------
A                               1.30%
B                               1.95%
C                               1.95%
P                               1.40%
Y                                .95%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                  .25%             .25%            .25%             .20%
Distribution             .10%(1)          .75%            .75%             .25%

(1) Until October 1, 2004, each Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees for each Fund, as of May 31, 2005, was as follows:

                                                                     UNAMORTIZED
                                                                         BALANCE
--------------------------------------------------------------------------------
Large-Cap Core Fund                                                    $   6,629
Small-Cap Value Fund                                                     192,041

These amounts will continue to be amortized by each Fund, generally over a two-year period.

The amount of CDSC collected by each Fund during the six months ended May 31, 2005 was as follows:

                                                                            CDSC
                                                                       COLLECTED
--------------------------------------------------------------------------------
Large-Cap Core Fund                                                     $  2,583
Small-Cap Value Fund                                                       2,105

Class Y does not have a distribution plan.

COMMISSIONS

The Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2005:

                                                   DISTRIBUTOR          DEALERS'
                                                   COMMISSIONS       CONCESSIONS
--------------------------------------------------------------------------------
Large-Cap Core Fund                                 $  392,993       $ 2,067,144
Small-Cap Value Fund                                    22,748           125,197

One Director and certain of the Funds' officers have an interest in Lord Abbett.

Small-Cap Value Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Agreement with Alpha Strategy Fund (formerly Alpha Series) of Lord Abbett Securities Trust ("Alpha Fund") pursuant to which each Underlying Fund pays a portion of the expenses of Alpha Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Fund. In addition, Large-Cap Core Fund, along with certain other funds managed by Lord Abbett, has entered into a Servicing Agreement with Balanced Strategy Fund (formerly Balanced Fund) of Lord Abbett Investment Trust ("Balanced Fund") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Fund in proportion to the average daily value of Underlying Fund shares owned by Balanced Fund. Amounts paid pursuant to the Servicing Agreements are included in Subsidy on the Statements of Operations.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least semiannually for Large-Cap Core Fund and at least annually for Small-Cap Value Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2005 and the fiscal year ended November 30, 2004 are as follows:

                                  LARGE-CAP CORE FUND         SMALL-CAP VALUE FUND
----------------------------------------------------------------------------------
                                5/31/2005                   5/31/2005
                              (UNAUDITED)  11/30/2004     (UNAUDITED)   11/30/2004
----------------------------------------------------------------------------------
Distributions paid from:
Ordinary income              $  2,099,409  $  600,153   $  11,599,395 $ 10,184,296
Net long-term capital gains    13,764,179           -     142,060,557   53,606,135
----------------------------------------------------------------------------------
   Total distributions       $ 15,863,588  $  600,153   $ 153,659,952 $ 63,790,431
==================================================================================

As of May 31, 2005, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                    LARGE-CAP CORE FUND     SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
Tax cost                                 $  553,148,256         $  1,884,709,258
--------------------------------------------------------------------------------
Gross unrealized gain                        64,340,882              298,912,270
Gross unrealized loss                       (13,875,843)             (44,506,236)
--------------------------------------------------------------------------------
   Net unrealized security gain          $   50,465,039         $    254,406,034
================================================================================

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005 are as follows:

                                       PURCHASES             SALES
------------------------------------------------------------------
Large-Cap Core Fund              $   237,989,488    $  100,799,582
Small-Cap Value Fund               1,037,785,741       583,487,462

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2005.

In connection with the securities lending program, State Street Bank & Trust Company ("SSB") received fees of $10,330 for the six months ended May 31, 2005, which are netted against Securities Lending Income on the Statement of Operations. As of May 31, 2005 there were no securities on loan.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' Fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statements of Operations and in Directors' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.   LINE OF CREDIT

Each Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period December 1, 2004 to December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At May 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2005.

9.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small-Cap Value Fund had the following transactions during the six months ended May 31, 2005 with affiliated issuers:

                                                                                                              NET
                                                                                                          REALIZED        DIVIDEND
                                 BALANCE OF                             BALANCE OF          VALUE             GAIN          INCOME
                                SHARES HELD        GROSS      GROSS    SHARES HELD             AT     PERIOD ENDED    PERIOD ENDED
AFFILIATES                    AT 11/30/2004    PURCHASES      SALES   AT 5/31/2005      5/31/2005        5/31/2005       5/31/2005
----------------------------------------------------------------------------------------------------------------------------------
Brookstone, Inc.*                   840,000      280,700   (184,800)       935,900  $  18,849,026     $  1,119,984       $       -
Brush Engineered Materials           66,100      933,900          -      1,000,000     14,180,000                -               -
C-Cor.Net Corp.                           -    2,554,300          -      2,554,300     17,573,584                -               -
Curtiss-Wright Corp.                511,000      206,500    (12,500)       705,000     38,549,400          146,984         109,440
Frontier Airlines, Inc.           1,119,800      937,000          -      2,056,800     25,113,528                -               -
Itron, Inc.                               -    1,470,000   (215,300)     1,254,700     51,580,717        3,563,670               -
John B. Sanfilippo & Son, Inc.       97,400      709,530          -        806,930     17,066,570                -               -
McCormick & Schmick's Seafood       560,900      139,100          -        700,000     10,619,000                -               -
Quanex Corp.(a)                     890,000      865,000    (83,400)     1,671,600     86,739,324        2,264,287         394,862
Steel Technologies, Inc.            590,100      394,700   (109,800)       875,000     17,500,000        1,469,499          99,000

* No longer an affiliated issuer at May 31, 2005.

(a) 445,000 shares acquired in a 3-for-2 stock split.


10.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

11.  INVESTMENT RISKS

Large-Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small-company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small-Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund's performance.

12.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

LARGE-CAP CORE FUND

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                          MAY 31, 2005 (UNAUDITED)               NOVEMBER 30, 2004
------------------------------------------------------------------------------------------------------------------
                                                            SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                              3,631,332   $  99,774,174       2,628,672   $  69,719,713
Reinvestment of distributions                              398,099      11,155,294          22,480         568,516
Shares reacquired                                         (815,459)    (22,570,397)     (1,726,790)    (45,784,365)
------------------------------------------------------------------------------------------------------------------
Increase                                                 3,213,972   $  88,359,071         924,362   $  24,503,864
------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                                317,689   $   8,464,989         312,122   $   8,005,975
Reinvestment of distributions                               75,608       2,050,484               -               -
Shares reacquired                                         (439,201)    (11,745,381)       (631,529)    (16,175,025)
------------------------------------------------------------------------------------------------------------------
Decrease                                                   (45,904)  $  (1,229,908)       (319,407)  $  (8,169,050)
------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                                551,252   $  14,691,390         201,008   $   5,166,992
Reinvestment of distributions                               29,110         792,087               -               -
Shares reacquired                                         (185,870)     (4,970,270)       (281,543)     (7,258,773)
------------------------------------------------------------------------------------------------------------------
Increase/(decrease)                                        394,492   $  10,513,207         (80,535)  $  (2,091,781)
------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                                133,666   $   3,738,835           4,346   $     118,598
Reinvestment of distributions                                  380          10,660              23             597
Shares reacquired                                           (9,913)       (274,170)           (123)         (3,335)
------------------------------------------------------------------------------------------------------------------
Increase                                                   124,133   $   3,475,325           4,246   $     115,860
------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                              1,995,184   $  54,995,161         455,866   $  12,103,637
Reinvestment of distributions                               18,045         505,258              15             378
Shares reacquired                                           (4,487)       (120,217)         (3,010)        (84,530)
------------------------------------------------------------------------------------------------------------------
Increase                                                 2,008,742   $  55,380,202         452,871   $  12,019,485
------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

SMALL-CAP VALUE FUND

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                          MAY 31, 2005 (UNAUDITED)               NOVEMBER 30, 2004
------------------------------------------------------------------------------------------------------------------
                                                            SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                             16,033,107   $ 432,779,511      16,482,423   $ 435,592,252
Reinvestment of distributions                            2,733,321      73,389,662       1,059,544      25,672,755
Shares reacquired                                       (4,690,276)   (125,568,292)     (5,629,510)   (146,387,925)
------------------------------------------------------------------------------------------------------------------
Increase                                                14,076,152   $ 380,600,881      11,912,457   $ 314,877,082
------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                                242,507   $   6,131,207         310,245   $   7,469,508
Reinvestment of distributions                              536,865      13,512,903         384,276       8,838,348
Shares reacquired                                       (1,322,539)    (33,230,372)     (1,267,786)    (31,193,691)
------------------------------------------------------------------------------------------------------------------
Decrease                                                  (543,167)  $ (13,586,262)       (573,265)  $ (14,885,835)
------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                                208,805   $   5,270,600         228,182   $   5,453,445
Reinvestment of distributions                              174,579       4,399,400         121,312       2,792,598
Shares reacquired                                         (331,915)     (8,412,194)       (495,891)    (12,206,574)
------------------------------------------------------------------------------------------------------------------
Increase/(decrease)                                         51,469   $   1,257,806        (146,397)  $  (3,960,531)
------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                              4,405,292   $ 118,106,080       4,140,611   $ 108,853,556
Reinvestment of distributions                              316,873       8,482,693          77,299       1,869,083
Shares reacquired                                       (1,239,970)    (33,190,568)     (1,273,478)    (33,218,315)
------------------------------------------------------------------------------------------------------------------
Increase                                                 3,482,195   $  93,398,205       2,944,432   $  77,504,324
------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                              5,656,399   $ 158,849,983       5,429,820   $ 146,254,416
Reinvestment of distributions                              997,400      27,598,071         379,561       9,416,909
Shares reacquired                                       (1,063,500)    (29,767,496)     (1,469,872)    (39,072,116)
------------------------------------------------------------------------------------------------------------------
Increase                                                 5,590,299   $ 156,680,558       4,339,509   $ 116,599,209
------------------------------------------------------------------------------------------------------------------

13.  SUBSEQUENT EVENTS

Lord Abbett World Growth & Income Strategy Fund, a new series of Lord Abbett Investment Trust, commenced operations on June 29, 2005. Large-Cap Core Fund is an Underlying Fund of Lord Abbett World Growth & Income Strategy Fund.

Effective at the close of business on July 29, 2005, shares of Small-Cap Value Fund (the "Fund") will no longer be available for purchase by most new investors. Certain new retirement and benefit plans may continue to purchase shares if they select the Fund as a plan option prior to October 1, 2005. The Fund will continue to be available for purchase by existing investors. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund. In addition, effective October 1, 2005, the .10% Distribution Fee paid to Distributor with respect to Class A shares will be reduced to an annual rate of .05% of average daily net assets.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities, and information on how Lord Abbett voted the Funds' proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACTS

At a meeting on December 9, 2004, the Board, including all Directors who are not interested persons of the Funds, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

LARGE-CAP CORE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that that the performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period, in the fourth quintile for the one-year period, in the third quintile for the three-year period, and in the second quintile for the five-and ten-year periods. The Board also noted that the Fund's performance was below that of the Lipper Large-Cap Value Index for the nine-month and one-year periods, but above that of the Index for the three-, five-, and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that, effective October 1, 2004, the advisory fees for the Fund were reduced, with the result that the contractual management and administrative services fees for the Fund were approximately one basis point above the peer group median and the actual advisory and administrative services fees were approximately seven basis points above that median. The Board also noted that, effective October 1, 2004, Lord Abbett had agreed to cap the Fund's Class A total expense ratio at 1.30%, the Classes B and C total expense ratios at 1.95%, the Class P total expense ratio at 1.40%, and the Class Y total expense ratio at 0.95%, with the result that the total expense ratio of Class A would be two basis points above the median of the peer group, the total expense ratios of Classes B and C would be approximately seven basis points below the median, the total expense ratio of Class P would be approximately eighteen basis points above the median, and the total expense ratio of Class Y would be approximately seven basis points above the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

SMALL-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of two performance universes of funds: the first consisting of small-cap value funds and the second consisting of small-cap core funds. It reviewed the performance both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the second quintile in the first performance universe for the nine-month and three-year periods, and in the first quintile in the one-and five-year periods. The Board noted that the performance of the Class A shares of the Fund was in the first quintile of the second performance universe in all periods. The Board also noted that the Fund's performance was below that of the Lipper Small-Cap Value Index for the three-year period, but above that of the Index for all other periods, and above that of the Lipper Small-Cap Core Index in each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were approximately four basis points above the median of the peer group. The Board noted that the total expense ratio of Class A was less than two basis points above the median of the peer group, the total expense ratios of Classes B and C were approximately the same as the median, the total expense ratio of Class P was approximately nine basis points above the median, and the total expense ratio of Class Y was approximately three basis points above the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]

     This report when not used for the general
   information of shareholders of the Fund, is to
   be distributed only if preceded or accompanied
            by a current Fund Prospectus.                            Lord Abbett Research Fund, Inc.
                                                                            Lord Abbett Large-Cap Core Fund
   Lord Abbett Mutual Fund shares are distributed by:                       Small-Cap Value Series                     LARF-3-0505
             LORD ABBETT DISTRIBUTOR LLC                                                                                   (07/05)

ITEM 2:     CODE OF ETHICS.
            Not applicable

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
              Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
              Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
              Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
              Not applicable.

ITEM 8:     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
              Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
              Not applicable.

ITEM 10:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not Applicable.

ITEM 11:    CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

            Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:    EXHIBITS.
      (a)(1)  Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                    LORD ABBETT RESEARCH FUND, INC.


                                      /s/ Robert S. Dow
                                    ------------------------------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                      /s/ Joan A. Binstock
                                    --------------------------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: July 25, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                   LORD ABBETT RESEARCH FUND, INC.


                                      /s/ Robert S. Dow
                                    ------------------------------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                      /s/ Joan A. Binstock
                                    --------------------------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: July 25, 2005